Schedule of Investments Dividend Growth Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 98.0%
Air Freight & Logistics 0.9%
11,700	XPO Logistics, Inc.*	$625,248
Auto Components 1.6%
10,950	Aptiv PLC*	1,163,328
Automobiles 1.5%
28,400	General Motors Co.*	1,098,512
Banks 3.8%
10,500	JPMorgan Chase & Co.	1,388,415
7,975	PNC Financial Services Group, Inc.	1,398,895
		2,787,310
Capital Markets 4.6%
14,675	Amundi SA(a)	853,098
750	BlackRock, Inc.	501,810
8,475	Cboe Global Markets, Inc.	951,827
11,800	Morgan Stanley	1,016,452
		3,323,187
Chemicals 3.4%
13,650	Akzo Nobel NV	1,191,367
20,140	Novozymes A/S Class B	1,278,467
		2,469,834
Consumer Finance 1.4%
6,050	American Express Co.	1,021,361
Diversified Financial Services 1.0%
23,725	Equitable Holdings, Inc.	721,477
Electronic Equipment, Instruments & Components 6.7%
26,900	Amphenol Corp. Class A	1,906,134
50,525	Corning, Inc.	1,809,805
3,425	Zebra Technologies Corp. Class A*	1,158,301
		4,874,240
Energy Equipment & Services 1.2%
18,675	Schlumberger Ltd.	858,303
Entertainment 1.9%
12,700	Walt Disney Co.*	1,402,588
Number of Shares		Value
Equity Real Estate Investment Trusts 3.8%
5,450	American Tower Corp.	$ 1,395,909
1,980	Equinix, Inc.	1,360,438
		2,756,347
Food & Staples Retailing 1.7%
9,600	Walmart, Inc.	1,234,848
Food Products 2.8%
20,150	Mondelez International, Inc. Class A	1,280,734
22,177	Tootsie Roll Industries, Inc.	733,393
		2,014,127
Health Care Equipment & Supplies 4.2%
3,000	Becton, Dickinson & Co.	767,400
600	Embecta Corp.*	14,868
10,625	Medtronic PLC	1,064,094
5,475	STERIS PLC	1,249,395
		3,095,757
Hotels, Restaurants & Leisure 2.9%
12,250	Marriott International, Inc. Class A	2,101,855
Industrial Conglomerates 2.2%
8,200	Honeywell International, Inc.	1,587,684
Insurance 2.3%
2,675	Aon PLC Class A	737,417
5,950	Marsh & McLennan Cos., Inc.	951,703
		1,689,120
IT Services 1.3%
4,300	Automatic Data Processing, Inc.	958,642
Life Sciences Tools & Services 1.8%
10,525	Agilent Technologies, Inc.	1,342,569
Machinery 4.6%
6,025	Caterpillar, Inc.	1,300,496
5,050	Nordson Corp.	1,100,294
8,000	Stanley Black & Decker, Inc.	949,520
		3,350,310
Media 2.0%
33,400	Comcast Corp. Class A	1,478,952
Metals & Mining 4.2%
41,750	Freeport-McMoRan, Inc.	1,631,590
33,700	Wheaton Precious Metals Corp.	1,392,147
		3,023,737

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Multi-Utilities 3.3%
31,400	CenterPoint Energy, Inc.	$ 1,006,370
16,700	Dominion Energy, Inc.	1,406,474
		2,412,844
Oil, Gas & Consumable Fuels 3.8%
36,500	Devon Energy Corp.	2,733,850
Pharmaceuticals 9.6%
30,025	AstraZeneca PLC ADR	1,996,062
16,100	Bristol-Myers Squibb Co.	1,214,745
8,500	Eli Lilly & Co.	2,664,240
12,300	Novartis AG ADR	1,118,562
		6,993,609
Professional Services 1.7%
510	SGS SA	1,265,430
Road & Rail 1.8%
42,425	CSX Corp.	1,348,691
Semiconductors & Semiconductor Equipment 5.1%
10,025	Analog Devices, Inc.	1,688,210
13,900	QUALCOMM, Inc.	1,990,758
		3,678,968
Software 3.1%
8,200	Microsoft Corp.	2,229,334
Number of Shares		Value
Specialty Retail 1.6%
18,200	TJX Cos., Inc.	$1,156,974
Technology Hardware, Storage & Peripherals 2.9%
14,250	Apple, Inc.	2,120,970
Textiles, Apparel & Luxury Goods 1.9%
12,550	Cie Financiere Richemont SA Class A	1,391,464
Transportation Infrastructure 1.4%
6,650	Aena SME SA*(a)	1,014,824
Total Common Stocks (Cost $52,053,833)		71,326,294

Short-Term Investments 1.9%
Investment Companies 1.9%
1,400,542	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b) (Cost $1,400,542)	1,400,542
Total Investments 99.9% (Cost $53,454,375)		72,726,836
Other Assets Less Liabilities 0.1%		47,931
Net Assets 100.0%		$72,774,767

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $1,867,922, which represents 2.6% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited) (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$59,824,873	82.2%
Switzerland	3,775,456	5.2%
United Kingdom	1,996,062	2.7%
Brazil	1,392,147	1.9%
Denmark	1,278,467	1.8%
Netherlands	1,191,367	1.6%
Spain	1,014,824	1.4%
France	853,098	1.2%
Short-Term Investments and Other Assets—Net	1,448,473	2.0%
	$72,774,767	100.0%
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$71,326,294	$—	$—	$71,326,294
Short-Term Investments	—	1,400,542	—	1,400,542
Total Investments	$71,326,294	$1,400,542	$—	$72,726,836

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 96.7%
Brazil 4.0%
3,999,654	B3 SA - Brasil Bolsa Balcao	$ 10,746,985
1,130,871	Cia Brasileira de Aluminio	3,900,006
1,527,373	Klabin SA	7,179,622
383,233	Pagseguro Digital Ltd. Class A*	5,886,459
2,633,365	Vibra Energia SA	10,771,610
		38,484,682
Canada 1.2%
538,545	Parex Resources, Inc.	11,926,035
Chile 1.4%
123,539	Sociedad Quimica y Minera de Chile SA ADR	13,116,136
China 29.5%
2,389,500	A-Living Smart City Services Co. Ltd.(a)	3,809,517
2,492,536	Alibaba Group Holding Ltd.*	29,935,923
48,698	Baidu, Inc. ADR*	6,834,764
1,102,000	China Mengniu Dairy Co. Ltd.*	5,642,238
923,500	China Merchants Bank Co. Ltd. H Shares	5,841,115
1,142,000	Country Garden Services Holdings Co. Ltd.	4,515,724
4,859,000	Geely Automobile Holdings Ltd.	9,274,215
398,795	Gigadevice Semiconductor Beijing, Inc. Class A	8,567,452
2,423,226	Hengli Petrochemical Co. Ltd. Class A	8,555,779
843,200	JD.com, Inc. Class A	23,685,792
8,981,529	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	9,781,031
45,677	Kweichow Moutai Co. Ltd. Class A	12,346,024
1,157,000	Longfor Group Holdings Ltd.(a)	5,757,468
1,524,649	Luxshare Precision Industry Co. Ltd. Class A	7,726,500
397,600	Meituan Class B*(a)	9,329,724
1,475,327	Ping An Insurance Group Co. of China Ltd. Class A	9,770,971
601,604	Shenzhen SC New Energy Technology Corp. Class A	6,375,558
4,467,400	Shenzhen Topband Co. Ltd. Class A	7,392,027
2,112,900	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,641,800
1,165,700	Tencent Holdings Ltd.	53,293,896
239,524	Trip.com Group Ltd. ADR*	5,283,899
1,068,000	Tsingtao Brewery Co. Ltd. H Shares	9,210,614
Number of Shares		Value
China – cont'd
894,251	Wingtech Technology Co. Ltd. Class A	$ 8,510,817
2,046,788	Xianhe Co. Ltd. Class A	6,495,491
1,273,181	Yifeng Pharmacy Chain Co. Ltd. Class A	8,876,943
737,446	Zhejiang HangKe Technology, Inc. Co. Class A	6,554,499
4,047,104	Zhejiang Juhua Co. Ltd. Class A	7,084,586
		286,094,367
Hong Kong 0.7%
714,900	ASM Pacific Technology Ltd.	6,508,954
Hungary 0.9%
449,223	Richter Gedeon Nyrt	8,793,836
India 18.8%
12,416,910	API Holdings Private Ltd.*#(b)(c)	10,294,122
174,742	Apollo Hospitals Enterprise Ltd.	8,888,702
1,651,039	Aptus Value Housing Finance India Ltd.*	5,994,516
272,030	Cartrade Tech Ltd.*	2,152,891
605,143	DLF Ltd.	2,676,863
2,133,468	EPL Ltd.	4,502,320
29,679	Gland Pharma Ltd.*(a)	1,085,071
67,705	GMM Pfaudler Ltd.	3,653,841
453,613	HDFC Bank Ltd.	8,023,392
102,980	Housing Development Finance Corp. Ltd.	3,015,956
2,257,385	ICICI Bank Ltd.	21,613,799
963,301	IndusInd Bank Ltd.	11,442,171
601,986	Infosys Ltd. ADR	11,353,456
249,047	JB Chemicals & Pharmaceuticals Ltd.	5,211,133
2,313,542	Motherson Sumi Wiring India Ltd.*	1,944,435
1,063,830	National Stock Exchange*#(b)(c)	36,997,421
4,084	Pine Labs PTE Ltd.*#(b)(c)	2,488,463
465,837	Reliance Industries Ltd.	15,639,383
2,426,789	State Bank of India	14,498,673
73,878	UltraTech Cement Ltd.	5,760,017
290,349	United Breweries Ltd.	5,732,229
		182,968,854
Indonesia 1.6%
10,941,600	Bank Central Asia Tbk PT	5,789,212
12,528,200	Bank Negara Indonesia Persero Tbk PT	7,870,999
92,357,300	Bukalapak.com PT Tbk*	1,846,821
		15,507,032
Korea 11.9%
173,924	Hana Financial Group, Inc.	6,955,794

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Korea – cont'd
25,053	Korea Petrochemical Ind Co. Ltd.	$ 3,142,599
23,942	LG Chem Ltd.	11,253,445
22,534	NCSoft Corp.	8,249,804
82,314	Orion Corp.	6,457,791
802,352	Samsung Electronics Co. Ltd.	43,630,250
207,482	SK Hynix, Inc.	17,983,135
86,067	SK Square Co. Ltd.*	3,266,143
191,972	SK Telecom Co. Ltd.	8,839,461
27,007	Soulbrain Co. Ltd.	5,952,023
		115,730,445
Macau 0.7%
1,366,000	Galaxy Entertainment Group Ltd.	7,276,617
Mexico 0.7%
1,959,678	Wal-Mart de Mexico SAB de CV	7,247,040
Peru 0.6%
44,226	Credicorp Ltd.	6,208,446
Poland 1.3%
176,193	Dino Polska SA*(a)	12,343,931
Qatar 0.7%
1,086,987	Qatar National Bank QPSC	6,432,229
Russia 0.0%(d)
347,347	Novatek PJSC#(b)(c)	—
31,129	Polyus PJSC#(b)(c)	—
115,741	TCS Group Holding PLC*#(b)(c)(e)	—
		—
Saudi Arabia 2.3%
1,224,809	Saudi Arabian Oil Co.(a)	13,683,375
137,563	Saudi Tadawul Group Holding Co.	8,553,444
		22,236,819
Singapore 0.4%
381,783	TDCX, Inc. ADR*	3,890,369
South Africa 4.4%
305,465	Anglo American PLC	14,961,699
545,183	Bid Corp. Ltd.	11,678,199
75,914	Capitec Bank Holdings Ltd.	10,934,139
45,764	Naspers Ltd. N Shares	5,015,369
		42,589,406
Taiwan 13.6%
727,600	Accton Technology Corp.	5,757,954
2,506,000	Chunghwa Telecom Co. Ltd.	10,891,337
469,000	Keystone Microtech Corp.	4,051,464
Number of Shares		Value
Taiwan – cont'd
989,000	RichWave Technology Corp.	$ 7,341,009
4,272,839	Taiwan Semiconductor Manufacturing Co. Ltd.	80,803,338
1,180,339	Tong Hsing Electronic Industries Ltd.	10,342,741
5,558,000	Uni-President Enterprises Corp.	12,860,705
		132,048,548
Thailand 0.7%
7,365,800	Ngern Tid Lor PCL	7,210,821
United Arab Emirates 0.7%
2,667,523	Borouge*(c)	1,779,293
1,830,932	Network International Holdings PLC*(a)	5,006,530
		6,785,823
Zambia 0.6%
189,202	First Quantum Minerals Ltd.	5,477,786

Total Common Stocks (Cost $907,109,779)		938,878,176
Preferred Stocks 2.7%
Brazil 0.7%
1,098,866	Petroleo Brasileiro SA	6,950,355
India 2.0%
217,973	Gupshup, Inc. Ser. F*#(b)(c)	4,983,996
9,762	Pine Labs PTE Ltd. Ser. 1*#(b)(c)	5,948,182
2,439	Pine Labs PTE Ltd. Ser. A*#(b)(c)	1,486,132
2,654	Pine Labs PTE Ltd. Ser. B*#(b)(c)	1,617,135
2,147	Pine Labs PTE Ltd. Ser. B2*#(b)(c)	1,308,210
3,993	Pine Labs PTE Ltd. Ser. C*#(b)(c)	2,433,015
841	Pine Labs PTE Ltd. Ser. C1*#(b)(c)	512,438
900	Pine Labs PTE Ltd. Ser. D*#(b)(c)	548,388
		18,837,496
Total Preferred Stocks (Cost $20,581,281)		25,787,851

Short-Term Investments 0.8%
Investment Companies 0.8%
8,037,165	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(f) (Cost $8,037,165)	8,037,165
Total Investments 100.2% (Cost $935,728,225)		972,703,192
Liabilities Less Other Assets (0.2)%		(1,838,835)
Net Assets 100.0%		$970,864,357

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited) (cont’d)
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $51,015,616, which represents 5.3% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Security fair valued as of May 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2022 amounted to $70,396,795, which represents 7.3% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At May 31, 2022, these securities amounted to $0, which represents 0.0% of net assets of the Fund.
(f)	Represents 7-day effective yield as of May 31, 2022.
#	These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2022, these securities amounted to $68,617,502, which represents 7.1% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2022	Fair Value Percentage of Net Assets as of 5/31/2022
API Holdings Private Ltd.	10/18/2021	$8,879,972	$10,294,122	1.1%
Gupshup, Inc. Ser. F (Ser. F Preferred Shares)	7/16/2021	4,983,996	4,983,996	0.5%
National Stock Exchange	4/16/2018	15,536,312	36,997,421	3.8%
Novatek PJSC	12/15/2021	1,329,773	—	0.0%
Pine Labs PTE Ltd.	7/6/2021	1,522,760	2,488,463	0.3%
Pine Labs PTE Ltd. Ser. 1 (Ser. 1 Preferred Shares)	7/6/2021	3,639,859	5,948,182	0.6%
Pine Labs PTE Ltd. Ser. A (Ser. A Preferred Shares)	7/6/2021	909,406	1,486,132	0.2%
Pine Labs PTE Ltd. Ser. B (Ser. B Preferred Shares)	7/6/2021	989,570	1,617,135	0.2%
Pine Labs PTE Ltd. Ser. B2 (Ser. B2 Preferred Shares)	7/6/2021	800,530	1,308,210	0.1%
Pine Labs PTE Ltd. Ser. C (Ser. C Preferred Shares)	7/6/2021	1,488,830	2,433,015	0.2%
Pine Labs PTE Ltd. Ser. C1 (Ser. C1 Preferred Shares)	7/6/2021	313,575	512,438	0.0%
Pine Labs PTE Ltd. Ser. D (Ser. D Preferred Shares)	7/6/2021	335,574	548,388	0.1%
Polyus PJSC	11/6/2020	703,439	—	0.0%
TCS Group Holding PLC	1/19/2022	5,012,799	—	0.0%
Total		$46,446,395	$68,617,502	7.1%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited) (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$134,897,053	13.9%
Banks	115,391,000	11.9%
Internet & Direct Marketing Retail	77,250,419	8.0%
Interactive Media & Services	60,128,660	6.2%
Capital Markets	56,297,850	5.8%
Chemicals	50,883,861	5.2%
Oil, Gas & Consumable Fuels	48,199,148	5.0%
IT Services	47,462,773	4.9%
Technology Hardware, Storage & Peripherals	43,630,250	4.5%
Food & Staples Retailing	40,146,113	4.1%
Electronic Equipment, Instruments & Components	33,972,085	3.5%
Pharmaceuticals	31,025,962	3.2%
Beverages	27,288,867	2.8%
Food Products	24,960,734	2.6%
Metals & Mining	24,339,491	2.5%
Containers & Packaging	11,681,942	1.2%
Diversified Telecommunication Services	10,891,337	1.1%
Specialty Retail	10,771,610	1.1%
Insurance	9,770,971	1.0%
Automobiles	9,274,215	1.0%
Thrifts & Mortgage Finance	9,010,472	0.9%
Health Care Providers & Services	8,888,702	0.9%
Wireless Telecommunication Services	8,839,461	0.9%
Real Estate Management & Development	8,434,331	0.9%
Commercial Services & Supplies	8,325,241	0.9%
Entertainment	8,249,804	0.8%
Hotels, Restaurants & Leisure	7,276,617	0.7%
Consumer Finance	7,210,821	0.7%
Electrical Equipment	6,554,499	0.7%
Paper & Forest Products	6,495,491	0.7%
Construction Materials	5,760,017	0.6%
Communications Equipment	5,757,954	0.6%
Machinery	3,653,841	0.4%
Auto Components	1,944,435	0.2%
Short-Term Investments and Other Liabilities—Net	6,198,330	0.6%
	$970,864,357	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
China	$12,118,663	$273,975,704	$—	$286,094,367
Hong Kong	—	6,508,954	—	6,508,954
India	13,297,891	119,890,957	49,780,006	182,968,854
Indonesia	—	15,507,032	—	15,507,032
Korea	—	115,730,445	—	115,730,445
Macau	—	7,276,617	—	7,276,617
Taiwan	—	132,048,548	—	132,048,548
Other Common Stocks#	192,743,359	—	—	192,743,359
Total Common Stocks	218,159,913	670,938,257	49,780,006	938,878,176
Preferred Stocks
India	—	—	18,837,496	18,837,496
Other Preferred Stocks#	6,950,355	—	—	6,950,355
Total Preferred Stocks	6,950,355	—	18,837,496	25,787,851
Short-Term Investments	—	8,037,165	—	8,037,165
Total Investments	$225,110,268	$678,975,422	$68,617,502	$972,703,192

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2022
Investments in Securities:
Common Stocks(1)	$24,837	$—	$(2,906)	$(4,189)	$29,146	$(3,141)	$6,033	$—	$49,780	$(4,189)
Preferred Stocks(1)	13,461	—	—	5,376	—	—	—	—	18,837	5,376
Total	$38,298	$—	$(2,906)	$1,187	$29,146	$(3,141)	$6,033	$—	$68,617	$1,187
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 5/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$2,488,463	Market Approach	Transaction Price	$609.32	$609.32	Increase
Common Stocks	47,291,543	Market Approach	Enterprise value Revenue multiple(c) (EV/Revenue)	7.0x - 15.0x	13.3x	Increase
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited) (cont’d)
Investment type	Fair value at 5/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$18,837,496	Market Approach	Transaction Price	$22.87 - $609.32	$454.16	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.9%
Aerospace & Defense 2.5%
308,425	Raytheon Technologies Corp.	$29,337,386
Banks 6.3%
511,600	Citizens Financial Group, Inc.	21,170,008
139,255	JPMorgan Chase & Co.(a)	18,413,689
192,425	PNC Financial Services Group, Inc.(a)	33,753,269
		73,336,966
Beverages 2.7%
212,950	Coca-Cola Co.	13,496,771
105,850	PepsiCo, Inc.(b)	17,756,337
		31,253,108
Biotechnology 2.1%
169,625	AbbVie, Inc.(b)	24,997,636
Capital Markets 5.4%
181,175	CME Group, Inc.(b)	36,023,025
108,700	Northern Trust Corp.	12,147,225
571,775	Virtu Financial, Inc. Class A	14,940,481
		63,110,731
Chemicals 2.7%
326,850	Nutrien Ltd.	31,766,551
Communications Equipment 0.4%
112,425	Cisco Systems, Inc.(b)	5,064,746
Diversified Telecommunication Services 2.6%
68,200	Cogent Communications Holdings, Inc.(b)	4,118,598
828,000	TELUS Corp.	20,718,820
230,000	TELUS Corp.(b)	5,759,200
		30,596,618
Electric Utilities 2.5%
391,675	NextEra Energy, Inc.(a)	29,645,881
Electrical Equipment 2.6%
135,675	Eaton Corp. PLC	18,804,555
134,100	Emerson Electric Co.	11,889,306
		30,693,861
Electronic Equipment, Instruments & Components 0.8%
261,800	Corning, Inc.	9,377,676
Number of Shares		Value
Equity Real Estate Investment Trusts 11.2%
64,250	Alexandria Real Estate Equities, Inc.	$ 10,662,287
398,475	American Campus Communities, Inc.	25,900,875
1,104,650	Brixmor Property Group, Inc.	26,931,367
60,900	Camden Property Trust	8,738,541
66,625	Crown Castle International Corp.	12,635,431
56,850	Duke Realty Corp.(b)	3,003,386
137,625	Equity Residential	10,573,729
119,900	Prologis, Inc.	15,284,852
73,525	Terreno Realty Corp.	4,463,703
324,625	Urban Edge Properties	6,119,181
217,345	VICI Properties, Inc.	6,705,093
		131,018,445
Food Products 1.7%
282,475	Kellogg Co.	19,699,807
Health Care Equipment & Supplies 1.0%
112,625	Medtronic PLC(b)	11,279,394
Health Care Providers & Services 1.8%
217,550	CVS Health Corp.	21,047,962
Hotels, Restaurants & Leisure 1.3%
61,850	McDonald's Corp.	15,599,189
Household Durables 0.5%
157,250	Leggett & Platt, Inc.	6,159,483
Household Products 0.9%
75,350	Procter & Gamble Co.	11,142,758
IT Services 2.1%
194,525	Paychex, Inc.	24,088,031
Leisure Products 0.6%
76,742	Hasbro, Inc.	6,887,595
Machinery 2.6%
139,755	AGCO Corp.	17,906,808
55,550	Caterpillar, Inc.	11,990,468
		29,897,276
Metals & Mining 5.6%
447,200	Freeport-McMoRan, Inc.	17,476,576
316,950	Newmont Corp.	21,505,057

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Metals & Mining – cont'd
367,150	Rio Tinto PLC ADR	$ 26,963,496
		65,945,129
Multi-Utilities 9.1%
180,650	Ameren Corp.	17,196,073
1,299,600	CenterPoint Energy, Inc.	41,652,180
176,000	Dominion Energy, Inc.	14,822,720
105,100	Public Service Enterprise Group, Inc.(b)	7,203,554
66,250	Sempra Energy(b)	10,855,725
136,525	WEC Energy Group, Inc.	14,344,682
		106,074,934
Oil, Gas & Consumable Fuels 11.2%
284,525	Chesapeake Energy Corp.	27,707,045
116,700	Chevron Corp.	20,382,822
356,998	ConocoPhillips	40,112,295
102,375	Pioneer Natural Resources Co.	28,454,107
381,000	Williams Cos., Inc.(b)	14,119,860
		130,776,129
Pharmaceuticals 9.2%
416,575	AstraZeneca PLC ADR	27,693,906
217,350	Bristol-Myers Squibb Co.	16,399,057
183,075	Johnson & Johnson	32,867,455
329,975	Merck & Co., Inc.	30,367,599
		107,328,017
Professional Services 0.9%
4,300	SGS SA	10,669,308
Number of Shares		Value
Semiconductors & Semiconductor Equipment 3.7%
129,615	QUALCOMM, Inc.(a)	$ 18,563,460
140,000	Texas Instruments, Inc.	24,746,400
		43,309,860
Software 1.0%
44,550	Microsoft Corp.	12,111,809
Specialty Retail 1.6%
62,075	Best Buy Co., Inc.(b)	5,093,875
45,600	Home Depot, Inc.	13,805,400
		18,899,275
Trading Companies & Distributors 1.3%
60,300	Watsco, Inc.	15,414,489
Total Common Stocks (Cost $822,387,485)		1,146,530,050

Short-Term Investments 2.4%
Investment Companies 2.4%
28,132,500	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b)(c) (Cost $28,132,500)	28,132,500
Total Investments 100.3% (Cost $850,519,985)		1,174,662,550
Liabilities Less Other Assets (0.3)%(d)		(3,632,409)
Net Assets 100.0%		$1,171,030,141

(a)	All or a portion of the security is pledged as collateral for options written.
(b)	All or a portion of this security is segregated in connection with obligations for options written with a total value of $124,572,932.
(c)	Represents 7-day effective yield as of May 31, 2022.
(d)	Includes the impact of the Fund's open positions in derivatives at May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited) (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,022,958,769	87.3%
Canada	58,244,571	5.0%
United Kingdom	27,693,906	2.4%
Australia	26,963,496	2.3%
Switzerland	10,669,308	0.9%
Short-Term Investments and Other Liabilities—Net	24,500,091	2.1%
	$1,171,030,141	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited) (cont’d)
Derivative Instruments
Written option contracts (“options written”)
At May 31, 2022, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Capital Markets
CME Group, Inc.	175	$(3,479,525)	$270	6/17/2022	$(1,750)(a)(b)
Virtu Financial, Inc.	500	(1,306,500)	39	6/17/2022	—(a)(b)
					(1,750)
Equity Real Estate Investment Trusts
Prologis, Inc.	120	(1,529,760)	175	8/19/2022	(600)
Total calls					$(2,350)
Puts
Electrical Equipment
Emerson Electric Co.	500	$(4,433,000)	$73	6/17/2022	$(7,500)(a)(b)
Emerson Electric Co.	300	(2,659,800)	80	6/17/2022	(7,500)
Emerson Electric Co.	300	(2,659,800)	85	6/17/2022	(26,250)
					(41,250)
Food & Staples Retailing
Costco Wholesale Corp.	120	(5,594,640)	350	6/17/2022	(2,880)
Costco Wholesale Corp.	120	(5,594,640)	370	6/17/2022	(4,800)
Sysco Corp.	500	(4,209,000)	65	6/17/2022	(11,250)(a)(b)
Sysco Corp.	500	(4,209,000)	70	6/17/2022	(8,750)
Sysco Corp.	500	(4,209,000)	75	6/17/2022	(15,000)
					(42,680)
Health Care Equipment & Supplies
Becton Dickinson & Co.	150	(3,837,000)	235	6/17/2022	(15,750)
Becton Dickinson & Co.	150	(3,837,000)	240	6/17/2022	(22,125)
Becton Dickinson & Co.	40	(1,023,200)	220	7/15/2022	(5,800)
Medtronic PLC	400	(4,006,000)	90	6/17/2022	(9,600)
					(53,275)
Health Care Providers & Services
CVS Health Corp.	250	(2,418,750)	82.5	6/17/2022	(4,375)
CVS Health Corp.	550	(5,321,250)	85	6/17/2022	(12,650)
					(17,025)
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	350	(4,375,000)	100	6/17/2022	(6,125)
Darden Restaurants, Inc.	300	(3,750,000)	105	6/17/2022	(10,500)
Darden Restaurants, Inc.	350	(4,375,000)	110	6/17/2022	(27,125)
					(43,750)
Media
Comcast Corp.	1,000	(4,428,000)	32.5	6/17/2022	(3,000)
Comcast Corp.	1,000	(4,428,000)	35	6/17/2022	(6,000)
Comcast Corp.	1,000	(4,428,000)	37.5	6/17/2022	(10,000)
					(19,000)
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited) (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Metals & Mining
Freeport-McMoRan, Inc.	1,000	$(3,908,000)	$27	6/17/2022	$(4,000)
Freeport-McMoRan, Inc.	1,000	(3,908,000)	30	6/17/2022	(8,500)
					(12,500)
Road & Rail
Union Pacific Corp.	200	(4,395,600)	185	6/17/2022	(5,500)
Union Pacific Corp.	200	(4,395,600)	195	6/17/2022	(10,500)
Union Pacific Corp.	200	(4,395,600)	200	6/17/2022	(16,500)
					(32,500)
Semiconductors & Semiconductor Equipment
Intel Corp.	300	(1,332,600)	40	6/17/2022	(5,700)
Specialty Retail
Home Depot, Inc.	150	(4,541,250)	250	6/17/2022	(6,375)
Total puts					$(274,055)
Total options written (premium received $1,267,457)					$(276,405)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of May 31, 2022 in accordance with procedures approved by the Board of Trustees.
At May 31, 2022, the Fund had securities pledged in the amount of $33,390,297 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,146,530,050	$—	$—	$1,146,530,050
Short-Term Investments	—	28,132,500	—	28,132,500
Total Investments	$1,146,530,050	$28,132,500	$—	$1,174,662,550

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2022:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(255,905)	$—	$(20,500)	$(276,405)
Total	$(255,905)	$—	$(20,500)	$(276,405)

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited) (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of Derivatives in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2022
Other Financial Instruments
Written Option Contracts(1)	$—	$—	$—	$106	$—	$(127)	$—	$—	$(21)	$106
Total	$—	$—	$—	$106	$—	$(127)	$—	$—	$(21)	$106
(1) For the period ended May 31, 2022, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.2%
Aerospace & Defense 3.1%
174,143	Airbus SE	$20,336,553
Automobiles 2.4%
225,730	Mercedes-Benz Group AG	16,042,407
Beverages 3.0%
428,132	Diageo PLC	19,826,221
Capital Markets 6.5%
216,375	Blackstone, Inc.	25,486,811
16,421	MSCI, Inc.	7,263,829
27,056	S&P Global, Inc.	9,455,531
		42,206,171
Chemicals 2.1%
59,650	Air Liquide SA	10,427,827
12,054	Sika AG	3,336,465
		13,764,292
Computers 0.2%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	999,999
Entertainment 4.7%
115,648	Liberty Media Corp.-Liberty Formula One Class C*	7,203,714
159,166	Live Nation Entertainment, Inc.*	15,128,728
387,302	Universal Music Group NV	8,685,813
		31,018,255
Health Care Providers & Services 5.7%
22,911	Anthem, Inc.	11,675,675
51,181	HCA Healthcare, Inc.	10,768,482
30,478	UnitedHealth Group, Inc.	15,140,861
		37,585,018
Hotels, Restaurants & Leisure 2.1%
441,878	Entain PLC*	8,140,567
302,618	Sweetgreen, Inc. Class A*	5,531,857
		13,672,424
Insurance 6.7%
157,789	Allstate Corp.	21,568,179
188,357	Progressive Corp.	22,486,059
		44,054,238
Interactive Media & Services 5.8%
16,518	Alphabet, Inc. Class C*	37,673,924
Number of Shares		Value
Internet & Direct Marketing Retail 2.4%
119,444	Expedia Group, Inc.*	$15,447,693
IT Services 8.8%
57,749	Accenture PLC Class A	17,235,767
50,448	EPAM Systems, Inc.*	17,077,657
28,977	MasterCard, Inc. Class A	10,369,999
734,746	Thoughtworks Holding, Inc.*	12,718,453
		57,401,876
Personal Products 2.8%
51,048	L'Oreal SA	18,005,387
Road & Rail 9.8%
56,788	Canadian National Railway Co.	6,457,090
69,120	Canadian Pacific Railway Ltd.	4,931,873
835,996	CSX Corp.	26,576,313
118,970	Union Pacific Corp.	26,147,227
		64,112,503
Semiconductors & Semiconductor Equipment 0.7%
74,702	Marvell Technology, Inc.	4,418,623
Software 13.6%
25,515	Constellation Software, Inc.	40,157,909
151,716	Microsoft Corp.	41,247,029
12,656	Palo Alto Networks, Inc.*	6,363,184
18,590	Topicus.com, Inc.*	979,287
		88,747,409
Specialty Retail 1.8%
135,321	Bath & Body Works, Inc.	5,550,868
80,732	Floor & Decor Holdings, Inc. Class A*	6,090,422
		11,641,290
Technology Hardware, Storage & Peripherals 1.9%
85,729	Apple, Inc.	12,759,904
Textiles, Apparel & Luxury Goods 10.0%
5,442	Hermes International	6,484,908
13,822	Lululemon Athletica, Inc.*	4,045,561
65,224	LVMH Moet Hennessy Louis Vuitton SE	41,816,675
91,752	Pandora A/S	7,409,167
74,624	Puma SE	5,545,394
		65,301,705

See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Trading Companies & Distributors 3.1%
136,308	IMCD NV	$20,442,783

Total Common Stocks (Cost $609,288,290)		635,458,675
Preferred Stocks 0.4%
IT Services 0.1%
106,691	Druva, Inc., Ser. 5*#(a)(b)	999,993
Software 0.1%
63,363	Videoamp, Inc., Ser. F1*#(a)(b)	999,995
Textiles, Apparel & Luxury Goods 0.2%
1,000	Fabletics LLC, Ser. G*#(a)(b)	1,000,000
Total Preferred Stocks (Cost $2,999,995)		2,999,988
Number of Shares		Value

Short-Term Investments 2.4%
Investment Companies 2.4%
15,620,375	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(c) (Cost $15,620,375)	$15,620,375
Total Investments 100.0% (Cost $627,908,660)		654,079,038
Liabilities Less Other Assets (0.0)%(d)		(182,501)
Net Assets 100.0%		$653,896,537

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of May 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2022 amounted to $3,999,987, which represents 0.6% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2022.
(d)	Represents less than 0.05% of net assets of the Fund.
#	These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2022, these securities amounted to $3,999,987, which represents 0.6% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2022	Fair Value Percentage of Net Assets as of 5/31/2022
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$999,999	0.2%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	1,000,000	999,993	0.1%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	1,000,000	1,000,000	0.2%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	999,995	999,995	0.1%
Total		$3,999,994	$3,999,987	0.6%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited) (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$399,432,337	61.1%
France	97,071,350	14.8%
Canada	51,546,872	7.9%
Netherlands	30,107,883	4.6%
United Kingdom	27,966,788	4.3%
Germany	21,587,801	3.3%
Denmark	7,409,167	1.1%
Switzerland	3,336,465	0.5%
Short-Term Investments and Other Liabilities—Net	15,437,874	2.4%
	$653,896,537	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$999,999	$999,999
Other Common Stocks#	634,458,676	—	—	634,458,676
Total Common Stocks	634,458,676	—	999,999	635,458,675
Preferred Stocks#	—	—	2,999,988	2,999,988
Short-Term Investments	—	15,620,375	—	15,620,375
Total Investments	$634,458,676	$15,620,375	$3,999,987	$654,079,038

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2022
Investments in Securities:
Common Stocks(1)	$756	$—	$—	$(256)	$1,000	$—	$—	$(500)	$1,000	$—
Preferred Stocks(1)	9,456	—	—	(1,639)	2,000	—	—	(6,817)	3,000	—
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$10,212	$—	$—	$(1,895)	$3,000	$—	$—	$(7,317)	$4,000	$—
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 5/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$999,999	Market Approach	Transaction Price	$11.00 - $67.84	$67.20	Increase
Preferred Stocks	999,993	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	$11.00	$11.00	Increase
Preferred Stocks	1,999,995	Market Approach	Transaction Price	$15.78 - $1,000.00	$507.89	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund no longer held these investments at May 31, 2022 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 98.0%
Air Freight & Logistics 0.8%
890,617	Forward Air Corp.	$82,996,598
Airlines 0.6%
409,639	Allegiant Travel Co.*	61,220,549
Auto Components 2.8%
1,621,483	Fox Factory Holding Corp.*	132,994,036
853,181	LCI Industries	101,972,193
935,259	XPEL, Inc.*	48,278,069
		283,244,298
Banks 10.6%
1,634,225	Bank of Hawaii Corp.	129,888,203
931,493	BOK Financial Corp.	80,266,752
1,517,955	Columbia Banking System, Inc.	45,766,343
1,671,545	Community Bank System, Inc.	110,321,970
1,029,838	Cullen/Frost Bankers, Inc.	128,709,153
3,525,524	CVB Financial Corp.	87,362,485
2,706,551	First Financial Bankshares, Inc.	111,618,163
1,426,875	First Hawaiian, Inc.	36,542,269
2,715,866	Glacier Bancorp, Inc.	131,475,073
970,157	Lakeland Financial Corp.	70,006,529
1,161,658	Prosperity Bancshares, Inc.	84,220,205
718,151	Stock Yards Bancorp, Inc.	42,370,909
		1,058,548,054
Biotechnology 0.3%
2,371,789	Abcam PLC*	35,176,888
Building Products 1.6%
1,672,339	AAON, Inc.	89,603,924
643,543	CSW Industrials, Inc.	68,292,783
		157,896,707
Capital Markets 2.0%
843,147	Artisan Partners Asset Management, Inc. Class A	32,385,276
513,447	Hamilton Lane, Inc. Class A	35,710,239
752,922	Houlihan Lokey, Inc.	64,706,117
240,226	MarketAxess Holdings, Inc.	67,666,860
		200,468,492
Chemicals 1.3%
541,217	Chase Corp.(a)	43,724,921
581,819	Quaker Chemical Corp.	90,996,492
		134,721,413
Number of Shares		Value
Commercial Services & Supplies 3.2%
2,953,429	Driven Brands Holdings, Inc.*	$ 85,472,235
3,601,899	IAA, Inc.*	140,582,118
2,770,560	Rollins, Inc.	98,244,058
		324,298,411
Communications Equipment 1.3%
3,706,321	NetScout Systems, Inc.(a)	127,238,000
Construction & Engineering 1.7%
644,074	Valmont Industries, Inc.	165,366,000
Construction Materials 1.3%
988,858	Eagle Materials, Inc.	129,105,300
Containers & Packaging 1.2%
839,461	AptarGroup, Inc.	89,897,879
369,167	UFP Technologies, Inc.*	28,222,817
		118,120,696
Distributors 3.0%
747,834	Pool Corp.	298,101,589
Diversified Consumer Services 0.7%
751,960	Bright Horizons Family Solutions, Inc.*	68,089,978
Electronic Equipment, Instruments & Components 5.0%
1,241,166	Cognex Corp.	60,097,258
634,941	Littelfuse, Inc.	171,561,058
1,115,232	National Instruments Corp.	39,389,994
1,248,314	Novanta, Inc.*	153,492,690
211,163	Zebra Technologies Corp. Class A*	71,413,215
		495,954,215
Food & Staples Retailing 0.6%
1,672,954	Grocery Outlet Holding Corp.*	63,990,491
Food Products 0.8%
404,500	Lancaster Colony Corp.	49,308,550
2,100,776	Utz Brands, Inc.	29,410,864
		78,719,414
Health Care Equipment & Supplies 5.3%
134,549	Atrion Corp.(a)	84,603,066
2,047,578	Haemonetics Corp.*	129,529,784
172,394	IDEXX Laboratories, Inc.*	67,512,938
1,801,675	Neogen Corp.*	47,672,321

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Health Care Equipment & Supplies – cont'd
632,269	West Pharmaceutical Services, Inc.	$ 196,243,652
		525,561,761
Health Care Providers & Services 1.7%
351,211	Chemed Corp.	170,126,608
Health Care Technology 0.7%
891,024	Certara, Inc.*	18,105,608
1,091,099	Simulations Plus, Inc.(a)	51,805,380
		69,910,988
Hotels, Restaurants & Leisure 0.9%
1,128,661	Texas Roadhouse, Inc.	88,001,698
Household Products 1.9%
975,054	Church & Dwight Co., Inc.	87,813,363
544,027	WD-40 Co.	102,706,858
		190,520,221
Insurance 1.8%
934,543	AMERISAFE, Inc.	47,100,967
1,063,875	RLI Corp.	128,856,540
		175,957,507
IT Services 1.5%
941,568	Computer Services, Inc.	38,604,288
616,899	Jack Henry & Associates, Inc.	116,051,040
		154,655,328
Leisure Products 0.9%
5,908,069	Hayward Holdings, Inc.*	90,393,456
Life Sciences Tools & Services 3.3%
673,221	Bio-Techne Corp.	248,910,000
382,650	ICON PLC*	85,633,244
		334,543,244
Machinery 6.8%
1,286,169	Graco, Inc.	81,414,498
546,991	Kadant, Inc.	101,248,034
531,711	Lindsay Corp.	66,995,586
459,548	Nordson Corp.	100,126,318
309,713	Omega Flex, Inc.	34,235,675
916,713	RBC Bearings, Inc.*	170,866,136
1,499,265	Toro Co.	123,674,370
		678,560,617
Marine 1.0%
1,487,993	Kirby Corp.*	100,484,167
Number of Shares		Value
Media 4.0%
67,098	Cable One, Inc.	$ 87,435,404
1,287,328	Nexstar Media Group, Inc. Class A	225,565,612
1,160,611	TechTarget, Inc.*	82,507,836
		395,508,852
Oil, Gas & Consumable Fuels 0.1%
541,757	Southwestern Energy Co.*	4,940,824
3,208	Texas Pacific Land Corp.	5,023,696
		9,964,520
Professional Services 4.4%
1,867,400	Exponent, Inc.	168,794,286
812,197	FTI Consulting, Inc.*	136,449,096
960,987	Tetra Tech, Inc.	129,704,415
		434,947,797
Real Estate Management & Development 1.4%
1,060,972	FirstService Corp.	135,942,342
Semiconductors & Semiconductor Equipment 6.0%
680,242	Advanced Energy Industries, Inc.	55,412,513
1,415,799	FormFactor, Inc.*	58,132,707
3,366,211	Lattice Semiconductor Corp.*	175,110,296
904,043	MKS Instruments, Inc.	111,649,311
2,341,278	Power Integrations, Inc.	197,557,038
		597,861,865
Software 10.9%
899,815	Altair Engineering, Inc. Class A*	49,453,833
2,055,570	American Software, Inc. Class A(a)	35,150,247
644,784	Aspen Technology, Inc.*	124,759,256
1,334,093	Definitive Healthcare Corp.*	26,081,518
384,957	Fair Isaac Corp.*	157,659,139
1,575,827	Manhattan Associates, Inc.*	190,564,759
2,146,589	Model N, Inc.(a)	54,008,179
1,405,892	Qualys, Inc.*	183,721,967
1,337,173	SPS Commerce, Inc.*	143,130,998
266,606	Tyler Technologies, Inc.*	94,863,747
2,235,723	Vertex, Inc. Class A(a)	24,727,096
		1,084,120,739
Specialty Retail 4.3%
794,294	Asbury Automotive Group, Inc.*	143,886,358
1,079,942	Floor & Decor Holdings, Inc. Class A*	81,470,824
286,440	Lithia Motors, Inc.	87,212,387

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
2,766,769	Petco Health & Wellness Co., Inc.*	$ 44,157,633
389,205	Tractor Supply Co.	72,921,449
		429,648,651
Trading Companies & Distributors 2.3%
1,641,162	Richelieu Hardware Ltd.	48,716,089
453,796	SiteOne Landscape Supply, Inc.*	60,931,189
485,260	Transcat, Inc.(a)	30,760,631
335,483	Watsco, Inc.	85,759,519
		226,167,428
Total Common Stocks (Cost $5,302,079,828)		9,776,134,882

Short-Term Investments 2.1%
Investment Companies 2.1%
5,625,381	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b)	5,625,381
206,502,538	State Street Institutional Treasury Plus Money Market Fund Premier Class, 0.75%(b)	206,502,538
Total Short-Term Investments (Cost $212,127,919)		212,127,919
Total Investments 100.1% (Cost $5,514,207,747)		9,988,262,801
Liabilities Less Other Assets (0.1)%		(12,748,694)
Net Assets 100.0%		$9,975,514,107

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,776,134,882	$—	$—	$9,776,134,882
Short-Term Investments	—	212,127,919	—	212,127,919
Total Investments	$9,776,134,882	$212,127,919	$—	$9,988,262,801

#	The Schedule of Investments provides information on the industry or sector categorization.

§          Investments in Affiliates(a):
	Value at August 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2022	Value at May 31, 2022
Genesis
American Software, Inc.	$46,037,163	$6,217,763	$—	$(17,104,679)	$—	$678,338	2,055,570	$35,150,247
Atrion Corp.	94,079,139	8,048,597	8,344,176	(10,506,964)	1,326,470	817,625	134,549	84,603,066
Chase Corp.	67,627,479	102,516	4,780,230	(18,608,962)	(615,882)	585,245	541,217	43,724,921
Model N, Inc.	73,192,599	5,999,685	5,422,393	(19,626,748)	(134,964)	—*	2,146,589	54,008,179
NetScout Systems, Inc.	105,917,620	4,117,901	8,679,434	25,893,423	(11,510)	—*	3,706,321	127,238,000
Simulations Plus, Inc.	41,597,257	10,583,233	4,112,933	3,191,313	546,510	200,495	1,091,099	51,805,380
Transcat, Inc.	32,826,874	52,621	—	(2,118,864)	—	—*	485,260	30,760,631
Vertex, Inc.	50,504,812	75,094	3,220,107	(20,675,785)	(1,956,918)	—*	2,235,723	24,727,096
Sub-total for affiliates held as of 5/31/22(b)	$511,782,943	$35,197,410	$34,559,273	$(59,557,266)	$(846,294)	$2,281,703		$452,017,520
AMERISAFE, Inc.	58,693,173	95,240	4,452,074	(6,480,982)	(754,390)	4,935,504	934,543	47,100,967
CMC Materials, Inc.	130,162,684	66,833,021	267,645,574	(33,142,945)	103,792,814	1,499,926	—	—
Kadant, Inc.	114,568,692	8,662,422	7,852,402	(17,622,849)	3,492,171	423,994	546,991	101,248,034
Lindsay Corp.	95,597,176	148,095	7,127,818	(23,987,160)	2,365,293	548,175	531,711	66,995,586
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited) (cont’d)
	Value at August 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2022	Value at May 31, 2022
Genesis
Rogers Corp.	$212,232,850	$307,111	$270,428,525	$(129,443,477)	$187,332,041	$—	—	$—
Sub-total for securities no longer affiliated as of 5/31/22(c)	$611,254,575	$76,045,889	$557,506,393	$(210,677,413)	$296,227,929	$7,407,599		215,344,587
Total	$1,123,037,518	$111,243,299	$592,065,666	$(270,234,679)	$295,381,635	$9,689,302		$667,362,107

(a)	Affiliated persons, as defined in the 1940 Act.
(b)	At May 31, 2022, these securities amounted to 4.53% of net assets of the Fund.
(c)	At May 31, 2022, the issuers of these securities were no longer affiliated with the Fund.
*	Non-income producing security.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 99.1%
Australia 4.9%
19,394	Charter Hall Long Wale REIT	$ 68,392
26,253	Charter Hall Retail REIT	80,677
21,589	Shopping Centres Australasia Property Group	45,945
		195,014
Canada 5.8%
1,385	Brookfield Asset Management, Inc. Class A	70,036
898	Canadian Apartment Properties REIT	35,143
3,664	RioCan REIT	65,902
4,054	Summit Industrial Income REIT	61,666
		232,747
France 1.0%
336	ARGAN SA	40,400
Germany 0.8%
795	Vonovia SE	30,256
Hong Kong 4.8%
14,000	CK Asset Holdings Ltd.	91,283
8,269	Sun Hung Kai Properties Ltd.	101,097
		192,380
Japan 10.6%
61	LaSalle Logiport REIT	86,616
5,700	Mitsui Fudosan Co. Ltd.	124,638
20	Mitsui Fudosan Logistics Park, Inc.	86,275
4,915	Nomura Real Estate Holdings, Inc.	122,920
		420,449
Singapore 3.0%
28,100	Mapletree Commercial Trust	36,445
15,200	UOL Group Ltd.	82,392
		118,837
Spain 1.1%
932	Cellnex Telecom SA(a)	42,053
United Kingdom 8.2%
4,620	Land Securities Group PLC	44,641
7,270	Safestore Holdings PLC	104,251
4,885	Segro PLC	68,204
7,563	UNITE Group PLC	110,359
		327,455
United States 58.9%
944	American Homes 4 Rent Class A	34,890
Number of Shares		Value
United States – cont'd
910	American Tower Corp.	$ 233,078
1,336	Apartment Income REIT Corp.	59,933
385	Boston Properties, Inc.	42,804
796	Crown Castle International Corp.	150,961
551	Digital Realty Trust, Inc.	76,914
5,522	DigitalBridge Group, Inc.*	33,242
1,931	Duke Realty Corp.	102,015
138	Equinix, Inc.	94,818
1,146	Equity LifeStyle Properties, Inc.	86,752
1,583	Equity Residential	121,622
283	Essex Property Trust, Inc.	80,330
430	Extra Space Storage, Inc.	76,626
1,417	Healthcare Trust of America, Inc. Class A	42,581
1,684	Healthpeak Properties, Inc.	49,998
1,314	Invitation Homes, Inc.	49,564
551	Kilroy Realty Corp.	33,446
3,334	Kimco Realty Corp.	78,849
1,581	Prologis, Inc.	201,546
357	Public Storage	118,038
1,209	Retail Opportunity Investments Corp.	21,847
457	Rexford Industrial Realty, Inc.	29,189
255	SBA Communications Corp.	85,836
701	Simon Property Group, Inc.	80,370
984	Spirit Realty Capital, Inc.	41,318
280	Sun Communities, Inc.	45,956
1,087	Ventas, Inc.	61,676
1,870	VICI Properties, Inc.	57,690
962	Welltower, Inc.	85,705
1,744	Weyerhaeuser Co.	68,923
		2,346,517
Total Common Stocks (Cost $4,019,911)		3,946,108

Short-Term Investments 1.6%
Investment Companies 1.6%
61,227	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b) (Cost $61,227)	61,227
Total Investments 100.7% (Cost $4,081,138)		4,007,335
Liabilities Less Other Assets (0.7)%		(26,207)
Net Assets 100.0%		$3,981,128

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited) (cont’d)
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $42,053, which represents 1.1% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited) (cont’d)
POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$1,378,075	34.6%
Industrial & Office REITs	665,544	16.7%
Residential REITs	624,550	15.7%
Real Estate Holding & Development	622,621	15.6%
Retail REITs	451,353	11.3%
Diversified REITs	146,275	3.7%
Hotel & Lodging REITs	57,690	1.5%
Short-Term Investments and Other Liabilities-Net	35,020	0.9%
Total	$3,981,128	100.0%
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$195,014	$—	$195,014
Hong Kong	—	192,380	—	192,380
Japan	—	420,449	—	420,449
Singapore	—	118,837	—	118,837
Other Common Stocks#	3,019,428	—	—	3,019,428
Total Common Stocks	3,019,428	926,680	—	3,946,108
Short-Term Investments	—	61,227	—	61,227
Total Investments	$3,019,428	$987,907	$—	$4,007,335

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 99.5%
Air Freight & Logistics 3.3%
28,037	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	$ 501,785
27,500	ZTO Express Cayman, Inc. ADR	740,850
		1,242,635
Banks 5.4%
320,000	China Merchants Bank Co. Ltd. H Shares	2,023,992
Beverages 4.3%
254,000	China Resources Beer Holdings Co. Ltd.	1,583,098
Biotechnology 1.5%
263,666	Akeso, Inc.*(a)	546,395
Chemicals 15.1%
780,000	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,823,139
318,018	Satellite Chemical Co. Ltd. Class A	1,877,395
154,000	Wanhua Chemical Group Co. Ltd. Class A	1,940,507
		5,641,041
Construction Materials 3.1%
908,000	China National Building Material Co. Ltd. H Shares	1,145,327
Containers & Packaging 4.8%
54,500	Yunnan Energy New Material Co. Ltd. Class A	1,775,320
Electrical Equipment 2.4%
202,000	JL Mag Rare-Earth Co. Ltd. Class A	908,069
Electronic Equipment, Instruments & Components 3.3%
225,000	Luxshare Precision Industry Co. Ltd. Class A	1,140,238
20,000	Shenzhen Sunlord Electronics Co. Ltd. Class A	79,071
		1,219,309
Food Products 6.3%
410,000	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,335,470
Number of Shares		Value
Household Durables 12.9%
20,800	Chervon Holdings Ltd*	$ 123,893
685,000	Haier Smart Home Co. Ltd. H Shares	2,435,403
544,000	Man Wah Holdings Ltd.	540,078
210,013	Midea Group Co. Ltd. Class A	1,716,868
		4,816,242
Insurance 3.3%
530,000	China Pacific Insurance Group Co. Ltd. H Shares	1,236,471
Interactive Media & Services 4.2%
34,000	Tencent Holdings Ltd.	1,554,424
Internet & Direct Marketing Retail 7.8%
188,000	Alibaba Group Holding Ltd.*	2,257,923
22,709	JD.com, Inc. Class A*	637,904
		2,895,827
Machinery 3.9%
50,000	Shenzhen Inovance Technology Co. Ltd. Class A	458,191
1,135,050	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,008,110
		1,466,301
Marine 1.7%
167,000	SITC International Holdings Co. Ltd.	630,678
Oil, Gas & Consumable Fuels 0.6%
180,000	Oriental Energy Co. Ltd. Class A	224,762
Pharmaceuticals 3.8%
1,336,000	CSPC Pharmaceutical Group Ltd.	1,427,482
Real Estate Management & Development 3.8%
318,000	China Resources Land Ltd.	1,415,328
Semiconductors & Semiconductor Equipment 1.3%
32,400	ACM Research, Inc. Class A*	491,184
Software 1.7%
20,000	Beijing Kingsoft Office Software, Inc. Class A	613,622

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Specialty Retail 4.1%
1,488,000	China Yongda Automobiles Services Holdings Ltd.	$1,538,171
Textiles, Apparel & Luxury Goods 0.9%
24,000	Shenzhou Int'l Group Holdings Ltd.	329,492
Total Common Stocks (Cost $45,125,781)		37,060,640

Short-Term Investments(b) 0.0%
Investment Companies 0.0%
8,545	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(c) (Cost $8,545)	8,545
Total Investments 99.5% (Cost $45,134,326)		37,069,185
Other Assets Less Liabilities 0.5%		186,989
Net Assets 100.0%		$37,256,174

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $546,395, which represents 1.5% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Air Freight & Logistics	$740,850	$501,785	$—	$1,242,635
Banks	—	2,023,992	—	2,023,992
Beverages	—	1,583,098	—	1,583,098
Biotechnology	—	546,395	—	546,395
Chemicals	—	5,641,041	—	5,641,041
Construction Materials	—	1,145,327	—	1,145,327
Containers & Packaging	—	1,775,320	—	1,775,320
Electrical Equipment	—	908,069	—	908,069
Electronic Equipment, Instruments & Components	—	1,219,309	—	1,219,309
Food Products	—	2,335,470	—	2,335,470
Household Durables	—	4,816,242	—	4,816,242
Insurance	—	1,236,471	—	1,236,471
Interactive Media & Services	—	1,554,424	—	1,554,424
Internet & Direct Marketing Retail	—	2,895,827	—	2,895,827
Machinery	—	1,466,301	—	1,466,301
Marine	—	630,678	—	630,678
Oil, Gas & Consumable Fuels	—	224,762	—	224,762
Pharmaceuticals	—	1,427,482	—	1,427,482
Real Estate Management & Development	—	1,415,328	—	1,415,328
Software	—	613,622	—	613,622
Specialty Retail	—	1,538,171	—	1,538,171
Textiles, Apparel & Luxury Goods	—	329,492	—	329,492
Other Common Stocks#	491,184	—	—	491,184
Total Common Stocks	1,232,034	35,828,606	—	37,060,640
Short-Term Investments	—	8,545	—	8,545
Total Investments	$1,232,034	$35,837,151	$—	$37,069,185

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Guardian Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 95.0%
Banks 2.5%
312,875	JPMorgan Chase & Co.	$41,371,461
Beverages 1.9%
931,367	Keurig Dr Pepper, Inc.	32,355,690
Capital Markets 7.6%
556,385	Apollo Global Management, Inc.	32,070,032
482,213	Brookfield Asset Management, Inc. Class A	24,399,978
143,987	CME Group, Inc.	28,628,935
121,652	S&P Global, Inc.	42,514,941
		127,613,886
Chemicals 0.9%
61,061	Air Products & Chemicals, Inc.	15,030,776
Commercial Services & Supplies 2.0%
212,924	Waste Management, Inc.	33,750,583
Computers 0.1%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	999,999
Containers & Packaging 0.7%
72,003	Avery Dennison Corp.	12,424,838
Electric Utilities 1.6%
359,747	NextEra Energy, Inc.	27,229,251
Electronic Equipment, Instruments & Components 3.1%
194,757	CDW Corp.	33,081,424
152,903	TE Connectivity Ltd.	19,784,119
		52,865,543
Entertainment 1.7%
208,186	Activision Blizzard, Inc.	16,213,526
60,526	Netflix, Inc.*	11,950,253
		28,163,779
Equity Real Estate Investment Trusts 1.5%
75,938	SBA Communications Corp.	25,561,490
Food & Staples Retailing 2.9%
59,413	Costco Wholesale Corp.	27,699,529
Number of Shares		Value
Food & Staples Retailing – cont'd
159,627	Walmart, Inc.	$ 20,532,821
		48,232,350
Health Care Equipment & Supplies 1.6%
277,102	Medtronic PLC	27,751,765
Health Care Providers & Services 3.0%
100,103	UnitedHealth Group, Inc.	49,729,168
Hotels, Restaurants & Leisure 4.0%
213,489	McDonald's Corp.	53,844,061
748,702	Sweetgreen, Inc. Class A*	13,686,272
		67,530,333
Interactive Media & Services 7.6%
39,057	Alphabet, Inc. Class A*	88,864,049
200,797	Meta Platforms, Inc. Class A*	38,882,331
		127,746,380
Internet & Direct Marketing Retail 4.1%
25,840	Amazon.com, Inc.*	62,124,269
292,446	Chewy, Inc. Class A*(c)	7,252,661
		69,376,930
IT Services 4.2%
90,100	Fidelity National Information Services, Inc.	9,415,450
76,293	MasterCard, Inc. Class A	27,302,976
128,294	Okta, Inc.*	10,654,817
111,247	Visa, Inc. Class A	23,603,276
		70,976,519
Life Sciences Tools & Services 2.7%
78,616	Thermo Fisher Scientific, Inc.	44,620,083
Oil, Gas & Consumable Fuels 0.2%
329	Venture Global LNG, Inc.*#(a)(b)	3,245,256
Pharmaceuticals 1.5%
141,906	Johnson & Johnson	25,476,384
Professional Services 1.6%
131,335	Equifax, Inc.	26,605,844
Road & Rail 2.0%
201,356	Uber Technologies, Inc.*	4,671,459
135,166	Union Pacific Corp.	29,706,784
		34,378,243

See Notes to Schedule of Investments

Consolidated Schedule of Investments Guardian Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 1.3%
126,225	Analog Devices, Inc.	$21,256,290
Software 17.8%
71,141	Adobe, Inc.*	29,628,804
218,575	Anaplan, Inc.*	14,338,520
64,426	Atlassian Corp. PLC Class A*	11,424,018
216,382	DoubleVerify Holdings, Inc.*	4,814,499
106,995	Grammarly, Inc. Class A*#(a)(b)	2,243,632
21,829	Intuit, Inc.	9,047,247
411,503	Microsoft Corp.	111,875,321
796,121	Paycor HCM, Inc.*	19,520,887
237,586	salesforce, Inc.*	38,070,781
65,681	ServiceNow, Inc.*	30,703,897
108,861	Workday, Inc. Class A*	17,014,974
126,411	Zendesk, Inc.*	11,560,286
		300,242,866
Specialty Retail 9.5%
1,297,807	Fanatics Holdings, Inc. Class A*#(a)(b)	88,043,227
119,773	Home Depot, Inc.	36,261,276
563,381	TJX Cos., Inc.	35,814,130
		160,118,633
Technology Hardware, Storage & Peripherals 6.1%
686,868	Apple, Inc.	102,233,433
Textiles, Apparel & Luxury Goods 1.3%
183,703	NIKE, Inc. Class B	21,833,102

Total Common Stocks (Cost $1,079,924,505)		1,598,720,875
Preferred Stocks 1.2%
Capital Markets 0.1%
20,788	Savage X, Inc., Ser. C*#(a)(b)	1,000,028
Entertainment 0.0%
8,256	A24 Films LLC*#(a)(b)	940,028
IT Services 0.4%
287,787	Druva, Inc., Ser. 4*#(a)(b)	2,697,370
461,441	Druva, Inc., Ser. 5*#(a)(b)	4,324,994
		7,022,364
Software 0.3%
33,179	Grammarly, Inc., Ser. 3*#(a)(b)	869,685
Number of Shares		Value
Software – cont'd
90,310	Signifyd, Inc., Ser. Seed*#(a)(b)	$ 1,738,467
39,343	Signifyd, Inc., Ser. A*#(a)(b)	757,746
82,373	Videoamp, Inc., Ser. F1*#(a)(b)	1,300,011
		4,665,909
Textiles, Apparel & Luxury Goods 0.4%
7,000	Fabletics LLC, Ser. G*#(a)(b)	7,000,000
Total Preferred Stocks (Cost $20,934,540)		20,628,329
Number of Units
Master Limited Partnerships and Limited Partnerships 1.3%
Oil, Gas & Consumable Fuels 1.3%
801,108	Enterprise Products Partners L.P. (Cost $19,791,089)	21,966,381
Number of Shares
Warrants 0.0%(d)
Food Products 0.0%(d)
142,005	Whole Earth Brands, Inc. Expires 6/25/2025* (Cost $204,203)	66,018

Short-Term Investments 3.1%
Investment Companies 3.1%
44,367,653	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(e)	44,367,653
7,194,604	State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(e)(f)	7,194,604
Total Short-Term Investments (Cost $51,562,257)		51,562,257
Total Investments 100.6% (Cost $1,172,416,594)		1,692,943,860
Liabilities Less Other Assets (0.6)%		(10,283,329)
Net Assets 100.0%		$1,682,660,531

See Notes to Schedule of Investments

Consolidated Schedule of Investments Guardian Fund^ (Unaudited) (cont’d)
*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of May 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at May 31, 2022 amounted to $115,160,443, which represents 6.8% of net assets of the Fund.
(c)	All or a portion of this security is on loan at May 31, 2022. Total value of all such securities at May 31, 2022 amounted to $6,429,772 for the Fund.
(d)	Represents less than 0.05% of net assets of the Fund.
(e)	Represents 7-day effective yield as of May 31, 2022.
(f)	Represents investment of cash collateral received from securities lending.
#	These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At May 31, 2022, these securities amounted to $115,160,443, which represents 6.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2022	Fair Value Percentage of Net Assets as of 5/31/2022
A24 Films LLC (Preferred Units)	2/25/2022	$940,028	$940,028	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	999,999	0.1%
Druva, Inc. (Ser. 4 Preferred Shares)	6/14/2019	1,500,003	2,697,370	0.2%
Druva, Inc. (Ser. 5 Preferred Shares)	4/1/2021	4,325,000	4,324,994	0.3%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	7,000,000	7,000,000	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020	23,018,871	88,043,227	5.2%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021 - 1/24/2022	869,685	869,685	0.0%
Grammarly, Inc. Class A	12/23/2021 - 1/24/2022	2,804,542	2,243,632	0.1%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	1,000,028	1,000,028	0.1%
Signifyd, Inc. (Ser. Seed Preferred Shares)	5/27/2021	2,786,053	1,738,467	0.1%
Signifyd, Inc. (Ser. A Preferred Shares)	5/27/2021	1,213,732	757,746	0.0%
Venture Global LNG, Inc.	11/21/2018	2,303,000	3,245,256	0.2%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	1,300,011	1,300,011	0.1%
Total		$50,060,952	$115,160,443	6.8%
See Notes to Schedule of Investments

Consolidated Schedule of Investments Guardian Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$999,999	$999,999
Oil, Gas & Consumable Fuels	—	—	3,245,256	3,245,256
Software	297,999,234	—	2,243,632	300,242,866
Specialty Retail	72,075,406	—	88,043,227	160,118,633
Other Common Stocks#	1,134,114,121	—	—	1,134,114,121
Total Common Stocks	1,504,188,761	—	94,532,114	1,598,720,875
Preferred Stocks#	—	—	20,628,329	20,628,329
Master Limited Partnerships and Limited Partnerships#	21,966,381	—	—	21,966,381
Warrants#	66,018	—	—	66,018
Short-Term Investments	—	51,562,257	—	51,562,257
Total Investments	$1,526,221,160	$51,562,257	$115,160,443	$1,692,943,860

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2022
Investments in Securities:
Common Stocks(1)	$71,853	$—	$4,769	$22,905	$3,805	$(6,400)	$—	$(2,400)	$94,532	$24,135
Preferred Stocks(1)	36,010	—	—	(7,489)	11,110	—	—	(19,003)	20,628	(1,503)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$107,863	$—	$4,769	$15,416	$14,915	$(6,400)	$—	$(21,403)	$115,160	$22,632
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 5/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$89,043,226	Market Approach	Transaction Price	$11.00 - $67.84	$67.20	Increase
Common Stocks	3,245,256	Market Approach	Enterprise value/ EBITDA multiple(c) (EV/EBITDA)	11.0x	11.0x	Increase
Common Stocks	2,243,632	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	13.0x	13.0x	Increase
Preferred Stocks	10,169,723	Market Approach	Transaction Price	$15.78 - $1,000.00	$697.31	Increase
Preferred Stocks	9,518,578	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	5.0x - 11.0x	9.4x	Increase
			Expected Volatility	70.0%	70.0%	Decrease
			Option Term (Years)	2.5	2.5	Decrease
			Discount Rate	0.3%	0.3%	Decrease
See Notes to Schedule of Investments

Consolidated Schedule of Investments Guardian Fund^ (Unaudited) (cont’d)
Investment type	Fair value at 5/31/2022	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Units	$940,028	Market Approach	Transaction Price	$113.86	$113.86	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At the beginning of the period, these investments were valued in accordance with procedures approved by the Board of Trustees. The Fund no longer held these investments at May 31, 2022 and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.6%
Austria 1.3%
343,128	BAWAG Group AG*(a)	$17,504,708
Belgium 0.7%
366,553	Azelis Group NV*	9,200,333
Canada 0.9%
693,838	Softchoice Corp.(b)	11,876,185
China 1.6%
57,743	NXP Semiconductors NV	10,957,311
768,500	Shenzhou Int'l Group Holdings Ltd.	10,550,609
		21,507,920
Finland 1.4%
1,834,484	Nordea Bank Abp	18,637,972
France 7.7%
64,983	Air Liquide SA	11,360,125
88,790	Arkema SA	10,728,323
395,963	Bureau Veritas SA	11,422,063
594,816	Exclusive Networks SA*	10,983,313
38,077	Kering SA	20,835,294
139,954	Pernod-Ricard SA	27,420,189
27,641	Teleperformance	9,160,362
		101,909,669
Germany 11.3%
88,829	adidas AG	17,590,543
217,950	Beiersdorf AG	22,583,771
267,539	Brenntag SE	20,668,098
103,032	Deutsche Boerse AG	17,282,813
246,212	HelloFresh SE*	9,150,789
662,528	QIAGEN NV*	30,443,162
22,423	SAP SE	2,233,660
188,510	SAP SE ADR	18,820,838
198,356	Stabilus SE	11,009,261
		149,782,935
Hong Kong 3.5%
1,803,200	AIA Group Ltd.	18,681,483
2,146,800	Techtronic Industries Co. Ltd.	28,044,568
		46,726,051
Ireland 5.5%
571,423	CRH PLC	23,570,835
258,912	Kerry Group PLC Class A	26,794,860
573,982	Smurfit Kappa Group PLC	23,267,650
		73,633,345
Italy 0.7%
840,810	Nexi SpA*(a)	8,557,137
Number of Shares		Value
Japan 15.6%
146,000	As One Corp.	$ 7,085,940
41,400	Disco Corp.	11,177,456
174,800	Fujitsu Ltd.	26,246,696
151,400	Koito Manufacturing Co. Ltd.	5,524,248
367,100	MISUMI Group, Inc.	8,255,050
98,400	Nitori Holdings Co. Ltd.	9,913,945
562,000	Olympus Corp.	11,745,367
410,300	Otsuka Corp.	12,975,990
1,062,400	SCSK Corp.	17,711,780
27,475	SMC Corp.	14,205,268
369,100	Sony Group Corp.	34,617,668
953,500	TechnoPro Holdings, Inc.	21,862,945
821,800	Terumo Corp.	26,530,191
		207,852,544
Netherlands 6.7%
201,248	AerCap Holdings NV*	9,949,701
15,056	ASML Holding NV	8,663,565
296,205	Heineken NV	29,833,904
64,548	Koninklijke DSM NV	10,900,183
701,340	Koninklijke Philips NV	18,062,636
372,586	Shell PLC	11,157,561
		88,567,550
Singapore 1.4%
839,207	DBS Group Holdings Ltd.	18,920,033
Sweden 1.7%
280,264	Autoliv, Inc.	22,443,541
Switzerland 12.4%
252,168	Julius Baer Group Ltd.	12,947,534
24,761	Lonza Group AG	14,899,968
499,430	Novartis AG	45,225,698
112,880	Roche Holding AG	38,411,209
868,524	SIG Group AG*	18,960,480
46,658	Sonova Holding AG	16,489,848
956,705	UBS Group AG	17,998,063
		164,932,800
United Kingdom 21.1%
868,218	Bunzl PLC	30,272,121
749,759	Compass Group PLC	16,793,306
335,709	DCC PLC	23,731,804
691,091	Diageo PLC	32,003,501
366,925	Fevertree Drinks PLC	7,111,129
29,029,744	Lloyds Banking Group PLC	16,420,929
329,838	London Stock Exchange Group PLC	30,764,841
5,869,475	Petershill Partners PLC(a)	17,048,065
1,295,954	Prudential PLC	16,942,699
1,009,904	RELX PLC	28,963,914

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited) (cont’d)
Number of Shares		Value
United Kingdom – cont'd
482,622	Savills PLC	$ 6,707,915
1,134,310	Smith & Nephew PLC	18,481,414
568,952	St. James's Place PLC	9,277,155
562,019	Travis Perkins PLC	8,540,892
164,311	Unilever PLC	7,903,426
440,091	Weir Group PLC	8,809,163
		279,772,274
United States 4.1%
80,828	Aon PLC Class A	22,281,855
123,604	Ferguson PLC	14,846,411
123,043	Schneider Electric SE	17,045,256
		54,173,522
Total Common Stocks (Cost $1,311,987,369)		1,295,998,519
Number of Shares		Value

Short-Term Investments 1.2%
Investment Companies 1.2%
15,482,485	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(c)	$ 15,482,485
764,813	State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(c)(d)	764,813
Total Short-Term Investments (Cost $16,247,298)		16,247,298
Total Investments 98.8% (Cost $1,328,234,667)		1,312,245,817
Other Assets Less Liabilities 1.2%		16,500,399
Net Assets 100.0%		$1,328,746,216

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $43,109,910, which represents 3.2% of net assets of the Fund.
(b)	All or a portion of this security is on loan at May 31, 2022. Total value of all such securities at May 31, 2022 amounted to $673,327 for the Fund.
(c)	Represents 7-day effective yield as of May 31, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited) (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$105,318,471	7.9%
Beverages	96,368,723	7.2%
Trading Companies & Distributors	93,477,556	7.0%
Health Care Equipment & Supplies	91,309,456	6.9%
Pharmaceuticals	83,636,907	6.3%
IT Services	76,474,916	5.8%
Banks	71,483,642	5.4%
Professional Services	71,409,284	5.4%
Machinery	70,323,310	5.3%
Insurance	57,906,037	4.4%
Textiles, Apparel & Luxury Goods	48,976,446	3.7%
Life Sciences Tools & Services	45,343,130	3.4%
Containers & Packaging	42,228,130	3.2%
Household Durables	34,617,668	2.6%
Chemicals	32,988,631	2.5%
Semiconductors & Semiconductor Equipment	30,798,332	2.3%
Personal Products	30,487,197	2.3%
Auto Components	27,967,789	2.1%
Food Products	26,794,860	2.0%
Industrial Conglomerates	23,731,804	1.8%
Construction Materials	23,570,835	1.8%
Software	21,054,498	1.6%
Electrical Equipment	17,045,256	1.3%
Hotels, Restaurants & Leisure	16,793,306	1.3%
Electronic Equipment, Instruments & Components	11,876,185	0.9%
Oil, Gas & Consumable Fuels	11,157,561	0.8%
Specialty Retail	9,913,945	0.7%
Internet & Direct Marketing Retail	9,150,789	0.7%
Health Care Providers & Services	7,085,940	0.5%
Real Estate Management & Development	6,707,915	0.5%
Short-Term Investments and Other Assets—Net	32,747,697	2.4%
	$1,328,746,216	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$10,957,311	$10,550,609	$—	$21,507,920
Hong Kong	—	46,726,051	—	46,726,051
Japan	—	207,852,544	—	207,852,544
Singapore	—	18,920,033	—	18,920,033
Other Common Stocks#	1,000,991,971	—	—	1,000,991,971
Total Common Stocks	1,011,949,282	284,049,237	—	1,295,998,519
Short-Term Investments	—	16,247,298	—	16,247,298
Total Investments	$1,011,949,282	$300,296,535	$—	$1,312,245,817

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 96.5%
Austria 1.3%
37,295	BAWAG Group AG*(a)	$1,902,608
China 1.8%
6,275	NXP Semiconductors NV	1,190,744
109,800	Shenzhou Int'l Group Holdings Ltd.	1,507,426
		2,698,170
Finland 1.3%
195,508	Nordea Bank Abp	1,986,320
France 6.0%
6,973	Air Liquide SA	1,218,998
9,619	Arkema SA	1,162,245
4,125	Kering SA	2,257,152
15,207	Pernod-Ricard SA	2,979,399
3,952	Teleperformance	1,309,712
		8,927,506
Germany 11.0%
9,634	adidas AG	1,907,792
23,681	Beiersdorf AG	2,453,803
36,686	Brenntag SE	2,834,091
13,434	Deutsche Boerse AG	2,253,449
26,832	HelloFresh SE*	997,246
72,006	QIAGEN NV*	3,308,676
3,199	SAP SE	318,667
21,720	SAP SE ADR	2,168,525
		16,242,249
Hong Kong 3.9%
235,100	AIA Group Ltd.	2,435,679
259,100	Techtronic Industries Co. Ltd.	3,384,734
		5,820,413
Ireland 5.5%
70,982	CRH PLC	2,927,962
22,961	Kerry Group PLC Class A	2,376,239
70,982	Smurfit Kappa Group PLC	2,877,415
		8,181,616
Italy 0.6%
90,595	Nexi SpA*(a)	922,008
Japan 15.0%
4,500	Disco Corp.	1,214,941
19,000	Fujitsu Ltd.	2,852,902
24,700	Koito Manufacturing Co. Ltd.	901,248
40,000	MISUMI Group, Inc.	899,488
10,700	Nitori Holdings Co. Ltd.	1,078,041
81,600	Olympus Corp.	1,705,377
44,400	Otsuka Corp.	1,404,177
115,500	SCSK Corp.	1,925,556
Number of Shares		Value
Japan – cont'd
3,700	SMC Corp.	$ 1,912,993
44,200	Sony Group Corp.	4,145,492
58,700	TechnoPro Holdings, Inc.	1,345,941
89,300	Terumo Corp.	2,882,874
		22,269,030
Netherlands 6.7%
21,869	AerCap Holdings NV*	1,081,203
2,184	ASML Holding NV	1,256,723
32,038	Heineken NV	3,226,882
7,011	Koninklijke DSM NV	1,183,944
76,406	Koninklijke Philips NV	1,967,796
40,552	Shell PLC	1,214,381
		9,930,929
Singapore 1.5%
99,772	DBS Group Holdings Ltd.	2,249,373
Sweden 1.7%
30,452	Autoliv, Inc.	2,438,596
Switzerland 14.4%
30,793	Julius Baer Group Ltd.	1,581,063
2,962	Lonza Group AG	1,782,388
55,647	Novartis AG	5,039,093
14,309	Roche Holding AG	4,869,117
592	SGS SA	1,468,891
91,218	SIG Group AG*	1,991,352
6,576	Sonova Holding AG	2,324,087
124,826	UBS Group AG	2,348,296
		21,404,287
United Kingdom 21.7%
103,947	Bunzl PLC	3,624,316
81,191	Compass Group PLC	1,818,538
42,436	DCC PLC	2,999,868
75,236	Diageo PLC	3,484,079
54,047	Fevertree Drinks PLC	1,047,449
3,651,372	Lloyds Banking Group PLC	2,065,431
39,828	London Stock Exchange Group PLC	3,714,860
598,136	Petershill Partners PLC(a)	1,737,304
150,938	Prudential PLC	1,973,293
125,896	RELX PLC	3,610,681
123,169	Smith & Nephew PLC	2,006,803
41,213	St. James's Place PLC	672,006
81,636	Travis Perkins PLC	1,240,606
17,874	Unilever PLC	859,747
63,776	Weir Group PLC	1,276,584
		32,131,565
United States 4.1%
8,785	Aon PLC Class A	2,421,761
13,453	Ferguson PLC	1,615,876

See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited) (cont’d)
Number of Shares		Value
United States – cont'd
14,324	Schneider Electric SE	$ 1,984,317
		6,021,954
Total Common Stocks (Cost $143,889,765)		143,126,624

Short-Term Investments 2.3%
Investment Companies 2.3%
3,390,799	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b) (Cost $3,390,799)	3,390,799
Total Investments 98.8% (Cost $147,280,564)		146,517,423
Other Assets Less Liabilities 1.2%		1,815,616
Net Assets 100.0%		$148,333,039

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $4,561,920, which represents 3.1% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited) (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$12,306,978	8.3%
Health Care Equipment & Supplies	10,886,937	7.4%
Beverages	10,737,809	7.3%
Trading Companies & Distributors	10,396,092	7.0%
Pharmaceuticals	9,908,210	6.7%
Banks	8,203,732	5.5%
Professional Services	7,735,225	5.2%
Machinery	7,473,799	5.0%
IT Services	7,104,643	4.8%
Insurance	6,830,733	4.6%
Textiles, Apparel & Luxury Goods	5,672,370	3.8%
Life Sciences Tools & Services	5,091,064	3.4%
Containers & Packaging	4,868,767	3.3%
Household Durables	4,145,492	2.8%
Semiconductors & Semiconductor Equipment	3,662,408	2.5%
Chemicals	3,565,187	2.4%
Auto Components	3,339,844	2.3%
Personal Products	3,313,550	2.2%
Industrial Conglomerates	2,999,868	2.0%
Construction Materials	2,927,962	2.0%
Software	2,487,192	1.7%
Food Products	2,376,239	1.6%
Electrical Equipment	1,984,317	1.3%
Hotels, Restaurants & Leisure	1,818,538	1.2%
Oil, Gas & Consumable Fuels	1,214,381	0.8%
Specialty Retail	1,078,041	0.7%
Internet & Direct Marketing Retail	997,246	0.7%
Short-Term Investments and Other Assets—Net	5,206,415	3.5%
	$148,333,039	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
China	$1,190,744	$1,507,426	$—	$2,698,170
Hong Kong	—	5,820,413	—	5,820,413
Japan	—	22,269,030	—	22,269,030
Singapore	—	2,249,373	—	2,249,373
Other Common Stocks#	110,089,638	—	—	110,089,638
Total Common Stocks	111,280,382	31,846,242	—	143,126,624
Short-Term Investments	—	3,390,799	—	3,390,799
Total Investments	$111,280,382	$35,237,041	$—	$146,517,423

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 94.1%
Australia 4.3%
1,423	ARB Corp. Ltd.	$ 32,547
2,096	Corporate Travel Management Ltd.*	33,294
7,748	Hansen Technologies Ltd.	28,410
12,045	Steadfast Group Ltd.	43,533
		137,784
Belgium 1.3%
836	Shurgard Self Storage SA	43,708
Bermuda 0.7%
741	Bank of NT Butterfield & Son Ltd	23,401
Brazil 0.6%
1,476	ERO Copper Corp.*	18,309
Canada 4.0%
368	Colliers International Group, Inc.	44,785
309	Descartes Systems Group, Inc.*	18,335
643	Enghouse Systems Ltd.	17,193
164	Kinaxis, Inc.*	18,213
1,838	Softchoice Corp.(a)	31,460
		129,986
Denmark 1.5%
191	Chemometec A/S	21,664
336	Schouw & Co. A/S	25,649
		47,313
Finland 1.0%
2,362	Kemira OYJ	32,254
France 8.1%
693	Chargeurs SA	14,024
74	Esker SA	11,734
1,581	Exclusive Networks SA*	29,193
658	Interparfums SA	35,532
1,046	Lectra	40,987
1,693	Lhyfe SAS*	15,631
1,297	Lumibird*	27,012
246	Sopra Steria Group	43,839
1,045	Tikehau Capital SCA	23,727
52	Virbac SA	21,130
		262,809
Germany 3.5%
339	Dermapharm Holding SE	18,000
986	Jenoptik AG	27,564
257	Nexus AG	14,871
496	Stabilus SE	27,529
461	Washtec AG	24,424
		112,388
Number of Shares		Value
Ireland 1.0%
7,737	Uniphar PLC	$31,148
Italy 2.2%
1,097	Carel Industries SpA(b)	26,262
2,272	GVS SpA(b)	19,659
1,845	Intercos SpA*	25,571
		71,492
Japan 25.5%
1,450	Aeon Delight Co. Ltd.*	31,847
1,500	Amano Corp.	29,053
800	Ariake Japan Co. Ltd.	30,377
400	As One Corp.	19,414
1,000	Azbil Corp.	29,470
1,000	CKD Corp.	14,363
1,400	Idec Corp.	28,816
1,600	Kito Corp.	32,776
1,500	Konishi Co. Ltd.	18,674
900	Nagaileben Co. Ltd.	13,365
1,300	Nakanishi, Inc.	25,641
1,700	Nichias Corp.	29,757
3,800	Nihon Parkerizing Co. Ltd.	27,062
1,800	Nohmi Bosai Ltd.	23,603
1,000	NS Solutions Corp.	29,147
6,400	Prestige International, Inc.	31,772
1,600	Relo Group, Inc.	26,299
1,200	Roland Corp.	43,539
2,100	Shinnihonseiyaku Co. Ltd.	21,658
1,000	SHO-BOND Holdings Co. Ltd.	44,746
1,500	Shoei Co. Ltd.	55,891
1,900	Simplex Holdings, Inc.*	27,994
3,400	Sun Frontier Fudousan Co. Ltd.	27,789
1,700	T Hasegawa Co. Ltd.	32,582
4,300	Tanseisha Co. Ltd.	27,318
800	TechnoPro Holdings, Inc.	18,343
1,200	TKC Corp.	31,324
3,100	YAMABIKO Corp.	28,454
1,800	Yellow Hat Ltd.	22,548
		823,622
Jersey 0.9%
2,487	Sanne Group PLC*	28,205
Korea 3.4%
424	Dentium Co. Ltd.*	26,294
431	Innocean Worldwide, Inc.	17,531
625	Kyung Dong Navien Co. Ltd.	23,122
1,632	NICE Information Service Co. Ltd.*	22,150
2,102	Vitzrocell Co. Ltd.*	20,969
		110,066
Netherlands 1.1%
954	Corbion NV	34,514

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Norway 1.9%
2,350	Borregaard ASA	$ 46,285
9,268	Elopak ASA*	16,553
		62,838
Singapore 1.1%
4,100	Haw Par Corp. Ltd.	35,020
Spain 2.9%
4,109	Applus Services SA*	30,879
693	Befesa SA(b)	46,089
18,633	Unicaja Banco SA(b)	18,573
		95,541
Sweden 6.1%
836	Biotage AB	17,027
681	Cellavision AB	24,127
13,812	Cloetta AB B Shares	30,605
4,586	Dustin Group AB(b)	35,900
3,257	Sweco AB Class B(a)	38,587
943	Thule Group AB(a)(b)	31,556
720	Xvivo Perfusion AB*	18,100
		195,902
Switzerland 7.7%
82	Belimo Holding AG	32,742
136	Bossard Holding AG Class A	29,420
26	Inficon Holding AG	22,823
9	Interroll Holding AG	26,553
121	Kardex Holding AG	22,051
126	Komax Holding AG*	35,073
147	Medacta Group SA*(b)	16,919
138	Medartis Holding AG*(b)	14,243
47	Tecan Group AG	15,219
433	VZ Holding AG	32,773
		247,816
Taiwan 0.4%
4,000	Bioteque Corp.	14,733
United Arab Emirates 0.3%
3,222	Network International Holdings PLC*(b)	8,810
Number of Shares		Value
United Kingdom 14.6%
10,241	Biffa PLC(b)	$ 41,476
2,209	Big Yellow Group PLC	37,495
48,055	Coats Group PLC	42,085
809	Craneware PLC	14,374
393	Dechra Pharmaceuticals PLC	18,006
1,272	Diploma PLC	41,674
1,095	Future PLC	27,320
337	Games Workshop Group PLC	31,170
2,173	GB Group PLC	15,224
402	Genus PLC	13,981
7,008	Ideagen PLC	30,731
19,474	Johnson Service Group PLC*	28,662
11,344	Learning Technologies Group PLC	18,940
7,127	On the Beach Group PLC*(b)	18,186
5,732	OSB Group PLC	37,523
5,731	Restore PLC	32,208
1,069	Victrex PLC	23,587
		472,642
Total Common Stocks (Cost $3,183,599)		3,040,301

Short-Term Investments 7.8%
Investment Companies 7.8%
145,907	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(c)	145,907
107,043	State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(c)(d)	107,043
Total Short-Term Investments (Cost $252,950)		252,950
Total Investments 101.9% (Cost $3,436,549)		3,293,251
Liabilities Less Other Assets (1.9)%		(61,581)
Net Assets 100.0%		$3,231,670

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2022. Total value of all such securities at May 31, 2022 amounted to $99,533 for the Fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2022 amounted to $277,673, which represents 8.6% of net assets of the Fund.
(c)	Represents 7-day effective yield as of May 31, 2022.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited) (cont’d)
POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Machinery	$230,882	7.1%
Electronic Equipment, Instruments & Components	217,247	6.7%
Chemicals	214,958	6.6%
Commercial Services & Supplies	212,054	6.6%
Software	199,767	6.2%
IT Services	170,307	5.3%
Health Care Equipment & Supplies	153,422	4.7%
Real Estate Management & Development	142,581	4.4%
Leisure Products	106,265	3.3%
Professional Services	98,690	3.1%
Pharmaceuticals	92,156	2.9%
Auto Components	88,438	2.7%
Food Products	86,631	2.7%
Building Products	85,621	2.6%
Capital Markets	84,705	2.6%
Construction & Engineering	83,333	2.6%
Personal Products	82,761	2.6%
Trading Companies & Distributors	71,094	2.2%
Textiles, Apparel & Luxury Goods	56,109	1.7%
Internet & Direct Marketing Retail	54,086	1.7%
Life Sciences Tools & Services	53,910	1.7%
Health Care Providers & Services	50,562	1.6%
Electrical Equipment	49,785	1.5%
Media	44,851	1.4%
Insurance	43,533	1.3%
Banks	41,974	1.3%
Thrifts & Mortgage Finance	37,523	1.2%
Equity Real Estate Investment Trusts	37,495	1.2%
Hotels, Restaurants & Leisure	33,294	1.0%
Health Care Technology	29,245	0.9%
Specialty Retail	22,548	0.7%
Metals & Mining	18,309	0.6%
Containers & Packaging	16,553	0.5%
Oil, Gas & Consumable Fuels	15,631	0.5%
Biotechnology	13,981	0.4%
Short-Term Investments and Other Liabilities—Net	191,369	5.9%
	$3,231,670	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$137,784	$—	$137,784
Japan	—	823,622	—	823,622
Korea	—	110,066	—	110,066
Singapore	—	35,020	—	35,020
Taiwan	—	14,733	—	14,733
Other Common Stocks#	1,919,076	—	—	1,919,076
Total Common Stocks	1,919,076	1,121,225	—	3,040,301
Short-Term Investments	—	252,950	—	252,950
Total Investments	$1,919,076	$1,374,175	$—	$3,293,251

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 89.7%
Aerospace & Defense 1.6%
89,974	Mercury Systems, Inc.*	$ 5,381,345
157,600	Spirit AeroSystems Holdings, Inc. Class A	4,951,792
28,867	Teledyne Technologies, Inc.*	11,695,465
		22,028,602
Banks 5.5%
495,914	BankUnited, Inc.	20,659,777
246,531	Comerica, Inc.	20,513,845
1,288,086	Huntington Bancshares, Inc.	17,878,634
285,625	Texas Capital Bancshares, Inc.*	16,146,381
		75,198,637
Biotechnology 0.6%
237,381	Emergent BioSolutions, Inc.*	7,824,078
Building Products 2.4%
1,396,340	Resideo Technologies, Inc.*	32,981,551
Commercial Services & Supplies 4.1%
123,283	Clean Harbors, Inc.*	11,514,632
1,067,416	Harsco Corp.*	8,859,553
1,115,855	KAR Auction Services, Inc.*	17,820,204
356,660	Stericycle, Inc.*	18,029,163
		56,223,552
Communications Equipment 5.2%
523,539	Ciena Corp.*	26,606,252
697,248	EMCORE Corp.*	2,300,918
878,158	Infinera Corp.*	5,031,845
285,390	Radware Ltd.*	6,886,461
1,378,684	Ribbon Communications, Inc.*	3,901,676
405,434	Viasat, Inc.*	16,010,589
679,783	Viavi Solutions, Inc.*	9,836,460
		70,574,201
Construction & Engineering 0.7%
38,571	Valmont Industries, Inc.	9,903,104
Containers & Packaging 4.7%
150,355	Avery Dennison Corp.	25,945,259
362,031	Crown Holdings, Inc.	37,810,517
		63,755,776
Electrical Equipment 1.6%
2,089,075	Babcock & Wilcox Enterprises, Inc.*	13,683,441
Number of Shares		Value
Electrical Equipment – cont'd
502,577	Bloom Energy Corp. Class A*	$ 8,805,149
		22,488,590
Electronic Equipment, Instruments & Components 2.4%
137,548	II-VI, Inc.*	8,596,750
1,040,996	Innoviz Technologies Ltd.*	5,080,060
234,119	Itron, Inc.*	12,082,882
92,095	OSI Systems, Inc.*	7,728,612
		33,488,304
Energy Equipment & Services 2.6%
267,021	Dril-Quip, Inc.*	8,395,140
115,600	ION Geophysical Corp.*	15,629
842,385	Oil States International, Inc.*	6,520,060
275,754	Patterson-UTI Energy, Inc.	5,261,387
1,146,545	TechnipFMC PLC*	9,447,531
1,139,012	TETRA Technologies, Inc.*	5,717,840
		35,357,587
Entertainment 1.4%
2,049,072	Lions Gate Entertainment Corp. Class B*	19,240,786
Equity Real Estate Investment Trusts 1.2%
406,677	Chatham Lodging Trust*	5,181,065
400,529	RLJ Lodging Trust	5,379,104
457,943	Sunstone Hotel Investors, Inc.*	5,481,578
		16,041,747
Food Products 1.6%
325,738	Hain Celestial Group, Inc.*	8,583,196
334,171	TreeHouse Foods, Inc.*	13,741,112
		22,324,308
Health Care Equipment & Supplies 3.9%
1,741,098	Accuray, Inc.*	3,621,484
184,020	AtriCure, Inc.*	7,476,733
290,281	Avanos Medical, Inc.*	8,328,162
269,690	Cardiovascular Systems, Inc.*	4,385,159
475,412	CytoSorbents Corp.*	917,545
251,784	Haemonetics Corp.*	15,927,856
1,112,097	OraSure Technologies, Inc.*	4,615,203
344,113	Varex Imaging Corp.*	7,928,363
		53,200,505
Health Care Providers & Services 3.8%
349,329	Acadia Healthcare Co., Inc.*	24,861,745

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Health Care Providers & Services – cont'd
63,508	Molina Healthcare, Inc.*	$ 18,431,292
254,222	Patterson Cos., Inc.	8,030,873
		51,323,910
Hotels, Restaurants & Leisure 2.7%
1,317,613	International Game Technology PLC	28,223,271
158,396	SeaWorld Entertainment, Inc.*	8,581,895
		36,805,166
Household Durables 0.8%
437,407	Tempur Sealy International, Inc.	11,534,422
Independent Power and Renewable Electricity Producers 3.7%
351,053	Ormat Technologies, Inc.	29,474,410
783,051	Vistra Corp.	20,649,055
		50,123,465
Insurance 0.2%
238,168	eHealth, Inc.*	2,500,764
IT Services 6.7%
116,257	Bread Financial Holdings, Inc.	6,405,761
4,419,324	Conduent, Inc.*	23,422,417
600,926	KBR, Inc.	29,902,078
1,193,368	Kyndryl Holdings, Inc.*	14,726,161
1,491,170	Unisys Corp.*	17,789,658
		92,246,075
Life Sciences Tools & Services 1.4%
69,690	Charles River Laboratories International, Inc.*	16,313,035
1,287,923	Standard BioTools, Inc.*	2,434,175
		18,747,210
Machinery 0.8%
338,778	Enerpac Tool Group Corp.	6,612,947
1,122,871	Markforged Holding Corp.*	2,964,379
115,661	Twin Disc, Inc.*	1,156,610
		10,733,936
Media 2.4%
1,249,108	Criteo SA ADR*	32,376,879
46,524	Loyalty Ventures, Inc.*	493,155
		32,870,034
Metals & Mining 2.2%
1,309,816	Cleveland-Cliffs, Inc.*	30,361,535
Number of Shares		Value
Oil, Gas & Consumable Fuels 4.2%
542,896	CNX Resources Corp.*	$ 11,791,701
610,245	Devon Energy Corp.	45,707,350
		57,499,051
Pharmaceuticals 0.3%
1,159,043	Amneal Pharmaceuticals, Inc.*	4,207,326
Semiconductors & Semiconductor Equipment 7.0%
145,725	CEVA, Inc.*	5,256,301
80,851	CMC Materials, Inc.	14,305,776
446,999	MACOM Technology Solutions Holdings, Inc.*	24,365,915
1,208,949	Rambus, Inc.*	30,344,620
1,033,941	Veeco Instruments, Inc.*	22,157,356
		96,429,968
Software 7.4%
472,070	Box, Inc. Class A*	12,325,748
219,308	Cerence, Inc.*	6,965,222
1,523,284	Cognyte Software Ltd.*	10,784,851
207,066	New Relic, Inc.*	9,703,113
513,629	OneSpan, Inc.*	6,795,311
569,698	Ping Identity Holding Corp.*	10,767,292
403,272	Verint Systems, Inc.*	20,583,003
1,443,688	Xperi Holding Corp.	23,763,104
		101,687,644
Specialty Retail 2.7%
333,511	Caleres, Inc.	9,491,723
750,567	Chico's FAS, Inc.*	3,715,307
147,857	Children's Place, Inc.*	7,020,250
447,637	ODP Corp.*	17,095,257
		37,322,537
Technology Hardware, Storage & Peripherals 2.6%
784,243	Diebold Nixdorf, Inc.*	2,438,996
7,453,714	Quantum Corp.*	14,236,594
965,762	Stratasys Ltd.*	19,257,294
		35,932,884
Trading Companies & Distributors 1.3%
372,117	AerCap Holdings NV*	18,397,464
Total Common Stocks (Cost $1,088,784,677)		1,229,354,719

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited) (cont’d)
Principal Amount		Value
Convertible Bonds 0.8%
Communications Equipment 0.7%
$9,304,000	Infinera Corp., 2.50%, due 3/1/2027	$9,890,152
Energy Equipment & Services 0.1%
3,150,000	ION Geophysical Corp., 8.00%, due 12/15/2025(a)	1,344,515
Total Convertible Bonds (Cost $12,454,000)		11,234,667
Number of Shares

Short-Term Investments 8.8%
Investment Companies 8.8%
120,069,923	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b) (Cost $120,069,923)	120,069,923
Total Investments 99.3% (Cost $1,221,308,600)		1,360,659,309
Other Assets Less Liabilities 0.7%		9,302,016
Net Assets 100.0%		$1,369,961,325

*	Non-income producing security.
(a)	Defaulted security.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,229,354,719	$—	$—	$1,229,354,719
Convertible Bonds#	—	11,234,667	—	11,234,667
Short-Term Investments	—	120,069,923	—	120,069,923
Total Investments	$1,229,354,719	$131,304,590	$—	$1,360,659,309

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 95.8%
Aerospace & Defense 2.5%
269,176	Boeing Co.*	$ 35,369,726
45,461	Lockheed Martin Corp.	20,007,841
2,179,763	Raytheon Technologies Corp.	207,339,057
		262,716,624
Airlines 5.6%
4,126,012	American Airlines Group, Inc.*	73,731,834
7,447,648	Delta Air Lines, Inc.*	310,492,445
4,526,238	United Airlines Holdings, Inc.*	215,584,716
		599,808,995
Banks 12.0%
5,743,638	Bank of America Corp.	213,663,334
901,440	Comerica, Inc.	75,008,822
1,454,669	Fifth Third Bancorp	57,357,599
2,193,647	JPMorgan Chase & Co.	290,065,943
1,097,930	PNC Financial Services Group, Inc.	192,587,901
4,135,262	Regions Financial Corp.	91,347,938
4,676,902	Truist Financial Corp.	232,629,105
1,717,735	U.S. Bancorp	91,160,196
617,314	Zions Bancorp NA	35,211,591
		1,279,032,429
Beverages 4.1%
1,001,977	Constellation Brands, Inc. Class A	245,955,294
5,476,341	Keurig Dr Pepper, Inc.	190,248,087
		436,203,381
Biotechnology 1.6%
1,139,348	Gilead Sciences, Inc.	73,886,718
104,423	Regeneron Pharmaceuticals, Inc.*	69,414,145
102,578	Vertex Pharmaceuticals, Inc.*	27,557,579
		170,858,442
Capital Markets 2.3%
1,504,276	Apollo Global Management, Inc.	86,706,469
778,429	CME Group, Inc.	154,775,038
		241,481,507
Chemicals 2.9%
2,111,258	Dow, Inc.	143,523,319
2,675,394	Mosaic Co.	167,613,434
		311,136,753
Number of Shares		Value
Communications Equipment 0.8%
1,879,939	Cisco Systems, Inc.	$84,691,252
Diversified Financial Services 1.9%
625,904	Berkshire Hathaway, Inc. Class B*	197,773,146
Diversified Telecommunication Services 2.5%
6,262,692	AT&T, Inc.	133,332,713
2,522,888	Verizon Communications, Inc.	129,398,925
		262,731,638
Electric Utilities 1.9%
866,731	American Electric Power Co., Inc.	88,432,564
632,022	Duke Energy Corp.	71,115,115
974,731	Exelon Corp.	47,908,029
		207,455,708
Electrical Equipment 0.7%
877,582	Emerson Electric Co.	77,806,420
Entertainment 0.2%
241,661	Walt Disney Co.*	26,689,041
Food & Staples Retailing 2.6%
1,141,089	Kroger Co.	60,443,484
1,725,482	Walmart, Inc.	221,948,750
		282,392,234
Food Products 2.8%
1,045,318	General Mills, Inc.	73,015,462
3,466,824	Mondelez International, Inc. Class A	220,351,334
		293,366,796
Health Care Equipment & Supplies 6.9%
732,667	Abbott Laboratories	86,059,066
701,500	Becton, Dickinson & Co.	179,443,700
3,189,203	Boston Scientific Corp.*	130,789,215
1,504,505	Medtronic PLC	150,676,176
1,553,584	Zimmer Biomet Holdings, Inc.	186,756,332
		733,724,489
Health Care Providers & Services 2.9%
296,546	Anthem, Inc.	151,122,807
145,525	CVS Health Corp.	14,079,544
177,982	Humana, Inc.	80,844,764
125,649	UnitedHealth Group, Inc.	62,419,910
		308,467,025

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure 3.1%
4,097,395	Carnival Corp.*	$ 56,871,842
927,077	Marriott International, Inc. Class A*	159,067,872
1,880,098	Royal Caribbean Cruises Ltd.*	109,177,291
		325,117,005
Household Products 3.3%
2,365,450	Procter & Gamble Co.	349,802,746
Industrial Conglomerates 2.7%
317,203	3M Co.	47,355,236
3,024,275	General Electric Co.	236,770,490
		284,125,726
Insurance 2.5%
263,208	Aon PLC Class A	72,558,549
263,885	Chubb Ltd.	55,756,262
2,053,759	MetLife, Inc.	138,402,819
		266,717,630
IT Services 1.2%
751,082	PayPal Holdings, Inc.*	63,999,697
471,349	Square, Inc.*	41,247,751
249,652	Twilio, Inc. Class A*	26,255,901
		131,503,349
Machinery 0.6%
312,005	Caterpillar, Inc.	67,346,279
Metals & Mining 6.7%
3,610,630	Barrick Gold Corp.	73,981,809
781,535	BHP Group Ltd. ADR	55,223,263
2,551,953	Freeport-McMoRan, Inc.	99,730,323
2,272,940	Newmont Corp.	154,218,979
2,914,774	Rio Tinto PLC ADR	214,061,003
900,700	Southern Copper Corp.	55,645,246
1,394,550	Wheaton Precious Metals Corp.	57,608,860
		710,469,483
Multi-Utilities 1.5%
822,347	DTE Energy Co.	109,133,670
323,794	Sempra Energy	53,056,885
		162,190,555
Oil, Gas & Consumable Fuels 9.3%
1,364,185	Chevron Corp.	238,268,552
422,167	ConocoPhillips	47,434,684
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
1,018,950	Devon Energy Corp.	$ 76,319,355
415,768	EOG Resources, Inc.	56,943,585
4,193,690	Exxon Mobil Corp.	402,594,240
553,146	Phillips 66	55,762,648
864,916	Valero Energy Corp.	112,093,114
		989,416,178
Pharmaceuticals 8.2%
1,873,204	Bristol-Myers Squibb Co.	141,333,242
1,554,231	Johnson & Johnson	279,031,091
1,817,458	Merck & Co., Inc.	167,260,660
5,345,646	Pfizer, Inc.	283,533,064
		871,158,057
Semiconductors & Semiconductor Equipment 0.9%
142,928	NVIDIA Corp.	26,687,516
419,544	Texas Instruments, Inc.	74,158,598
		100,846,114
Software 0.2%
126,155	Autodesk, Inc.*	26,208,701
Tobacco 0.8%
806,413	Philip Morris International, Inc.	85,681,381
Wireless Telecommunication Services 0.6%
440,628	T-Mobile U.S., Inc.*	58,731,306
Total Common Stocks (Cost $9,225,143,583)		10,205,650,390

Short-Term Investments 6.0%
Investment Companies 6.0%
646,228,520	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(a) (Cost $646,228,520)	646,228,520
Total Investments 101.8% (Cost $9,871,372,103)		10,851,878,910
Liabilities Less Other Assets (1.8)%		(196,006,546)
Net Assets 100.0%		$10,655,872,364

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$10,205,650,390	$—	$—	$10,205,650,390
Short-Term Investments	—	646,228,520	—	646,228,520
Total Investments	$10,205,650,390	$646,228,520	$—	$10,851,878,910

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.2%
Aerospace & Defense 3.9%
111,000	Axon Enterprise, Inc.*	$ 11,250,960
170,000	HEICO Corp.	24,318,500
68,000	Teledyne Technologies, Inc.*	27,550,200
		63,119,660
Airlines 1.0%
106,000	Allegiant Travel Co.*	15,841,700
Auto Components 1.0%
156,000	Aptiv PLC*	16,573,440
Banks 5.0%
379,000	Citizens Financial Group, Inc.	15,683,020
244,000	Pinnacle Financial Partners, Inc.	19,866,480
80,000	Signature Bank	17,301,600
57,500	SVB Financial Group*	28,092,775
		80,943,875
Biotechnology 2.0%
27,000	Argenx SE ADR*	8,351,100
197,700	Fate Therapeutics, Inc.*	4,566,870
139,000	Seagen, Inc.*	18,859,520
		31,777,490
Capital Markets 0.8%
325,000	Carlyle Group, Inc.	12,522,250
Commercial Services & Supplies 4.3%
97,500	Cintas Corp.	38,837,175
244,000	Waste Connections, Inc.	31,119,760
		69,956,935
Communications Equipment 2.4%
221,315	Arista Networks, Inc.*	22,636,098
526,000	Juniper Networks, Inc.	16,137,680
		38,773,778
Distributors 1.1%
337,000	LKQ Corp.	17,318,430
Electrical Equipment 3.1%
217,000	AMETEK, Inc.	26,358,990
95,000	Generac Holdings, Inc.*	23,472,600
		49,831,590
Electronic Equipment, Instruments & Components 3.7%
242,000	Amphenol Corp. Class A	17,148,120
116,000	CDW Corp.	19,703,760
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
68,000	Zebra Technologies Corp. Class A*	$ 22,996,920
		59,848,800
Entertainment 0.3%
565,195	Lions Gate Entertainment Corp. Class A*	5,781,945
Equity Real Estate Investment Trusts 0.4%
134,200	Iron Mountain, Inc.	7,233,380
Food & Staples Retailing 1.8%
495,500	BJ's Wholesale Club Holdings, Inc.*	28,674,585
Health Care Equipment & Supplies 5.9%
365,000	Axonics, Inc.*	18,250,000
48,000	IDEXX Laboratories, Inc.*	18,797,760
75,000	Insulet Corp.*	16,011,000
140,000	Penumbra, Inc.*	20,568,800
75,000	Teleflex, Inc.	21,580,500
		95,208,060
Health Care Providers & Services 0.6%
425,000	R1 RCM, Inc.*	9,124,750
Hotels, Restaurants & Leisure 4.6%
259,000	Caesars Entertainment, Inc.*	12,994,030
15,000	Chipotle Mexican Grill, Inc.*	21,038,250
167,000	Darden Restaurants, Inc.	20,875,000
130,000	Marriott Vacations Worldwide Corp.	19,203,600
		74,110,880
Household Products 1.2%
226,000	Church & Dwight Co., Inc.	20,353,560
Interactive Media & Services 0.7%
138,000	IAC/InterActiveCorp.*	11,771,400
Internet & Direct Marketing Retail 1.2%
156,000	Expedia Group, Inc.*	20,175,480
IT Services 2.0%
65,000	MongoDB, Inc.*	15,414,750
132,500	Paychex, Inc.	16,407,475
		31,822,225

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Leisure Products 1.0%
146,000	Polaris, Inc.	$15,556,300
Life Sciences Tools & Services 4.6%
1,058,000	Avantor, Inc.*	33,898,320
43,009	Bio-Rad Laboratories, Inc. Class A*	23,129,810
85,000	IQVIA Holdings, Inc.*	18,296,250
		75,324,380
Machinery 2.0%
52,191	Chart Industries, Inc.*	9,179,353
124,500	IDEX Corp.	23,847,975
		33,027,328
Oil, Gas & Consumable Fuels 5.3%
642,000	Antero Resources Corp.*	27,528,960
503,000	Devon Energy Corp.	37,674,700
131,774	Diamondback Energy, Inc.	20,032,284
		85,235,944
Pharmaceuticals 3.0%
80,000	Catalent, Inc.*	8,244,800
267,000	Horizon Therapeutics PLC*	23,947,230
400,000	Royalty Pharma PLC Class A	16,456,000
		48,648,030
Professional Services 1.3%
344,000	CoStar Group, Inc.*	20,963,360
Road & Rail 1.6%
101,000	Old Dominion Freight Line, Inc.	26,082,240
Semiconductors & Semiconductor Equipment 9.3%
132,000	Enphase Energy, Inc.*	24,577,080
175,000	Entegris, Inc.	19,418,000
316,000	Lattice Semiconductor Corp.*	16,438,320
295,000	Marvell Technology, Inc.	17,449,250
65,654	Monolithic Power Systems, Inc.	29,569,905
450,000	ON Semiconductor Corp.*	27,306,000
150,000	Teradyne, Inc.	16,389,000
		151,147,555
Software 14.2%
110,000	Bill.com Holdings, Inc.*	13,006,400
73,465	Cadence Design Systems, Inc.*	11,293,774
Number of Shares		Value
Software – cont'd
275,000	Cloudflare, Inc. Class A*	$ 15,400,000
111,000	Crowdstrike Holdings, Inc. Class A*	17,758,890
135,000	Datadog, Inc. Class A*	12,877,650
300,000	Descartes Systems Group, Inc.*	17,805,000
50,000	Fortinet, Inc.*	14,707,000
79,000	Globant SA*	14,971,290
34,500	HubSpot, Inc.*	11,650,305
158,000	Manhattan Associates, Inc.*	19,106,940
79,000	Palo Alto Networks, Inc.*	39,719,620
111,000	Paylocity Holding Corp.*	19,409,460
150,000	Trade Desk, Inc. Class A*	7,807,500
90,000	Zscaler, Inc.*	13,778,100
		229,291,929
Specialty Retail 5.9%
99,000	Burlington Stores, Inc.*	16,661,700
259,000	Dick's Sporting Goods, Inc.(a)	21,038,570
104,000	Five Below, Inc.*	13,581,360
55,000	Lithia Motors, Inc.	16,745,850
42,000	O'Reilly Automotive, Inc.*	26,761,140
		94,788,620
Trading Companies & Distributors 2.0%
108,500	United Rentals, Inc.*	32,352,530
Total Common Stocks (Cost $1,357,980,750)		1,573,182,429

Short-Term Investments 4.0%
Investment Companies 4.0%
41,946,617	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b)	41,946,617
22,401,251	State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(b)(c)	22,401,251
Total Short-Term Investments (Cost $64,347,868)		64,347,868
Total Investments 101.2% (Cost $1,422,328,618)		1,637,530,297
Liabilities Less Other Assets (1.2)%		(20,146,243)
Net Assets 100.0%		$1,617,384,054

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited) (cont’d)
*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2022. Total value of all such securities at May 31, 2022 amounted to $21,036,458 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,573,182,429	$—	$—	$1,573,182,429
Short-Term Investments	—	64,347,868	—	64,347,868
Total Investments	$1,573,182,429	$64,347,868	$—	$1,637,530,297

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 100.0%
Aerospace & Defense 1.1%
2,858	General Dynamics Corp.	$642,793
Auto Components 1.9%
10,624	Aptiv PLC*	1,128,694
Banks 8.1%
26,951	BankUnited, Inc.	1,122,779
9,829	Comerica, Inc.	817,871
73,877	Huntington Bancshares, Inc.	1,025,413
5,826	M&T Bank Corp.	1,048,505
15,091	Truist Financial Corp.	750,626
		4,765,194
Beverages 1.8%
19,369	Molson Coors Brewing Co. Class B	1,081,565
Biotechnology 0.8%
13,476	Emergent BioSolutions, Inc.*	444,169
Building Products 1.1%
9,318	Fortune Brands Home & Security, Inc.	646,203
Chemicals 1.4%
4,133	Ashland Global Holdings, Inc.	442,313
4,277	Scotts Miracle-Gro Co.	404,690
		847,003
Commercial Services & Supplies 2.0%
44,600	KAR Auction Services, Inc.*	712,262
8,657	Stericycle, Inc.*	437,611
		1,149,873
Communications Equipment 2.8%
16,400	Ciena Corp.*	833,448
3,568	Motorola Solutions, Inc.	784,032
		1,617,480
Construction & Engineering 1.0%
11,467	Arcosa, Inc.	606,260
Containers & Packaging 2.0%
19,029	Sealed Air Corp.	1,183,223
Electric Utilities 3.8%
24,300	Evergy, Inc.	1,699,542
12,100	OGE Energy Corp.	499,730
		2,199,272
Number of Shares		Value
Electronic Equipment, Instruments & Components 3.2%
4,163	CDW Corp.	$ 707,127
5,775	II-VI, Inc.*	360,937
15,665	Itron, Inc.*	808,471
		1,876,535
Energy Equipment & Services 2.1%
33,603	Baker Hughes Co.	1,209,036
Entertainment 1.9%
117,800	Lions Gate Entertainment Corp. Class B*	1,106,142
Equity Real Estate Investment Trusts 2.3%
19,884	Regency Centers Corp.	1,356,288
Food Products 3.2%
21,800	Hain Celestial Group, Inc.*	574,430
31,100	TreeHouse Foods, Inc.*	1,278,832
		1,853,262
Health Care Equipment & Supplies 4.9%
19,023	Avanos Medical, Inc.*	545,770
33,974	Cardiovascular Systems, Inc.*	552,417
9,766	Haemonetics Corp.*	617,797
9,200	Zimmer Biomet Holdings, Inc.	1,105,932
920	Zimvie, Inc.*	20,029
		2,841,945
Health Care Providers & Services 2.0%
2,900	McKesson Corp.	953,201
9,950	MEDNAX, Inc.*	192,234
		1,145,435
Hotels, Restaurants & Leisure 4.6%
26,140	International Game Technology PLC	559,919
26,905	MGM Resorts International	940,868
23,613	Travel & Leisure Co.	1,206,860
		2,707,647
Independent Power and Renewable Electricity Producers 3.3%
46,100	AES Corp.	1,016,044
34,300	Vistra Corp.	904,491
		1,920,535
Industrial Conglomerates 2.8%
6,541	Carlisle Cos, Inc.	1,664,227
Insurance 2.8%
4,686	Allstate Corp.	640,529

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Insurance – cont'd
9,985	Globe Life, Inc.	$ 974,237
		1,614,766
IT Services 5.2%
6,581	Bread Financial Holdings, Inc.	362,613
143,600	Conduent, Inc.*	761,080
33,400	KBR, Inc.	1,661,984
20,743	Kyndryl Holdings, Inc.*	255,969
		3,041,646
Machinery 2.2%
17,472	Allison Transmission Holdings, Inc.	699,055
31,587	Enerpac Tool Group Corp.	616,578
		1,315,633
Media 0.0%(a)
1,776	Loyalty Ventures, Inc.*	18,826
Metals & Mining 0.7%
16,803	Cleveland-Cliffs, Inc.*	389,494
Mortgage Real Estate Investment Trusts 2.2%
53,200	Starwood Property Trust, Inc.	1,270,948
Multiline Retail 2.4%
8,700	Dollar Tree, Inc.*	1,394,871
Multi-Utilities 2.7%
49,700	CenterPoint Energy, Inc.	1,592,885
Oil, Gas & Consumable Fuels 11.5%
24,255	Devon Energy Corp.	1,816,699
12,434	EOG Resources, Inc.	1,702,961
21,422	ONEOK, Inc.	1,410,639
8,126	Phillips 66	819,182
26,100	Williams Cos., Inc.	967,266
		6,716,747
Professional Services 1.0%
33,426	Dun & Bradstreet Holdings, Inc.*	577,267
Real Estate Management & Development 0.9%
72,768	WeWork, Inc. Class A*	530,479
Number of Shares		Value
Semiconductors & Semiconductor Equipment 3.1%
1,149	CMC Materials, Inc.	$ 203,304
4,132	NXP Semiconductors NV	784,088
7,484	Skyworks Solutions, Inc.	814,783
		1,802,175
Software 1.5%
29,579	Dropbox, Inc. Class A*	616,426
13,673	Ping Identity Holding Corp.*	258,420
		874,846
Specialty Retail 2.7%
151,900	Chico's FAS, Inc.*	751,905
17,661	Children's Place, Inc.*	838,544
		1,590,449
Technology Hardware, Storage & Peripherals 0.5%
11,995	Pure Storage, Inc. Class A*	284,641
Trading Companies & Distributors 2.5%
30,163	AerCap Holdings NV*	1,491,259

Total Common Stocks (Cost $46,877,932)		58,499,713
Warrants 0.1%
Diversified Consumer Services 0.1%
18,168	OneSpaWorld Holdings Ltd. Expires 3/19/2024* (Cost $—)	36,336

Short-Term Investments 0.0%(a)
Investment Companies 0.0%(a)
15,841	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b) (Cost $15,841)	15,841
Total Investments 100.1% (Cost $46,893,773)		58,551,890
Liabilities Less Other Assets (0.1)%		(34,865)
Net Assets 100.0%		$58,517,025

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$58,499,713	$—	$—	$58,499,713
Warrants#	36,336	—	—	36,336
Short-Term Investments	—	15,841	—	15,841
Total Investments	$58,536,049	$15,841	$—	$58,551,890

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 99.4%
Aerospace & Defense 3.2%
126,000	Raytheon Technologies Corp.	$11,985,120
Banks 3.3%
92,000	JPMorgan Chase & Co.	12,165,160
Capital Markets 9.6%
77,000	Apollo Global Management, Inc.	4,438,280
330,000	Brookfield Asset Management, Inc. Class A	16,698,000
135,000	Charles Schwab Corp.	9,463,500
49,000	Intercontinental Exchange, Inc.	5,017,110
		35,616,890
Chemicals 1.6%
22,000	Sherwin-Williams Co.	5,896,880
Communications Equipment 5.7%
182,000	Cisco Systems, Inc.	8,199,100
58,000	Motorola Solutions, Inc.	12,744,920
		20,944,020
Construction Materials 1.7%
47,000	Eagle Materials, Inc.	6,136,320
Containers & Packaging 6.2%
165,000	Ball Corp.	11,696,850
505,000	Graphic Packaging Holding Co.	11,241,300
		22,938,150
Diversified Financial Services 5.8%
68,000	Berkshire Hathaway, Inc. Class B*	21,486,640
Electrical Equipment 1.2%
20,500	Rockwell Automation, Inc.	4,370,600
Entertainment 1.9%
65,000	Walt Disney Co.*	7,178,600
Food & Staples Retailing 4.3%
97,000	BJ's Wholesale Club Holdings, Inc.*	5,613,390
310,000	US Foods Holding Corp.*	10,267,200
		15,880,590
Food Products 2.7%
40,000	Lamb Weston Holdings, Inc.	2,703,200
Number of Shares		Value
Food Products – cont'd
117,000	Mondelez International, Inc. Class A	$ 7,436,520
		10,139,720
Health Care Equipment & Supplies 1.4%
20,000	Becton, Dickinson & Co.	5,116,000
Health Care Providers & Services 3.6%
63,000	HCA Healthcare, Inc.	13,255,200
Hotels, Restaurants & Leisure 5.2%
300,000	Aramark	10,341,000
36,000	McDonald's Corp.	9,079,560
		19,420,560
Household Products 0.1%
2,000	WD-40 Co.	377,580
Independent Power and Renewable Electricity Producers 0.7%
70,000	Brookfield Renewable Corp. Class A	2,532,600
Insurance 2.1%
37,000	Chubb Ltd.	7,817,730
Interactive Media & Services 4.4%
7,200	Alphabet, Inc. Class C*	16,421,616
Internet & Direct Marketing Retail 3.8%
4,100	Amazon.com, Inc.*	9,857,179
1,800	Booking Holdings, Inc.*	4,038,408
		13,895,587
IT Services 0.9%
40,000	PayPal Holdings, Inc.*	3,408,400
Leisure Products 0.8%
40,000	Brunswick Corp.	3,009,200
Machinery 6.3%
12,500	Deere & Co.	4,472,250
33,000	Nordson Corp.	7,190,040
73,000	Stanley Black & Decker, Inc.	8,664,370
30,000	Wabtec Corp.	2,833,800
		23,160,460
Pharmaceuticals 2.6%
185,000	Pfizer, Inc.	9,812,400

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Road & Rail 3.5%
404,000	CSX Corp.	$12,843,160
Semiconductors & Semiconductor Equipment 0.7%
19,000	QUALCOMM, Inc.	2,721,180
Software 4.2%
57,000	Microsoft Corp.	15,496,590
Specialty Retail 3.2%
46,000	Lowe's Cos., Inc.	8,983,800
45,000	TJX Cos., Inc.	2,860,650
		11,844,450
Technology Hardware, Storage & Peripherals 4.4%
109,000	Apple, Inc.	16,223,560
Number of Shares		Value
Textiles, Apparel & Luxury Goods 2.4%
35,000	Columbia Sportswear Co.	$ 2,722,300
52,000	NIKE, Inc. Class B	6,180,200
		8,902,500
Wireless Telecommunication Services 1.9%
53,000	T-Mobile U.S., Inc.*	7,064,370
Total Common Stocks (Cost $196,609,565)		368,061,833
Total Investments 99.4% (Cost $196,609,565)		368,061,833
Other Assets Less Liabilities 0.6%		2,067,572
Net Assets 100.0%		$370,129,405

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$368,061,833	$—	$—	$368,061,833
Total Investments	$368,061,833	$—	$—	$368,061,833

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 98.8%
Apartments 11.2%
552,866	Apartment Income REIT Corp.	$ 24,801,569
108,632	Camden Property Trust	15,587,606
716,457	Equity Residential	55,045,391
142,684	Essex Property Trust, Inc.	40,500,853
		135,935,419
Capital Markets 1.6%
380,490	Brookfield Asset Management, Inc. Class A	19,252,794
Data Centers 6.9%
268,673	Digital Realty Trust, Inc.	37,504,064
67,999	Equinix, Inc.	46,721,433
		84,225,497
Diversified 0.9%
1,743,186	DigitalBridge Group, Inc.*	10,493,980
Free Standing 2.1%
475,496	Four Corners Property Trust, Inc.	13,109,425
299,554	Spirit Realty Capital, Inc.	12,578,272
		25,687,697
Health Care 10.9%
451,446	Healthcare Trust of America, Inc. Class A	13,565,952
680,506	Healthpeak Properties, Inc.	20,204,223
911,654	Medical Properties Trust, Inc.	16,938,532
651,484	Ventas, Inc.	36,965,202
494,177	Welltower, Inc.	44,026,229
		131,700,138
Industrial 12.3%
734,085	Duke Realty Corp.	38,781,710
705,447	Prologis, Inc.	89,930,384
321,388	Rexford Industrial Realty, Inc.	20,527,052
		149,239,146
Infrastructure 19.3%
475,652	American Tower Corp.	121,828,747
406,673	Crown Castle International Corp.	77,125,534
103,464	SBA Communications Corp.	34,827,017
		233,781,298
Manufactured Homes 4.9%
406,418	Equity LifeStyle Properties, Inc.	30,765,843
Number of Shares		Value
Manufactured Homes – cont'd
172,419	Sun Communities, Inc.	$ 28,299,130
		59,064,973
Office 3.2%
266,781	Boston Properties, Inc.	29,660,712
150,766	Kilroy Realty Corp.	9,151,496
		38,812,208
Regional Malls 3.5%
372,916	Simon Property Group, Inc.	42,754,819
Self Storage 8.4%
175,918	Extra Space Storage, Inc.	31,348,588
211,747	Public Storage	70,012,028
		101,360,616
Shopping Centers 4.3%
1,175,892	Kimco Realty Corp.	27,809,846
178,704	Regency Centers Corp.	12,189,400
677,963	Retail Opportunity Investments Corp.	12,250,791
		52,250,037
Single Family Homes 3.5%
441,101	American Homes 4 Rent Class A	16,303,093
709,296	Invitation Homes, Inc.	26,754,645
		43,057,738
Specialty 2.7%
1,045,786	VICI Properties, Inc.	32,262,498
Timber 3.1%
962,356	Weyerhaeuser Co.	38,032,309
Total Common Stocks (Cost $1,093,955,777)		1,197,911,167

Short-Term Investments 1.2%
Investment Companies 1.2%
14,682,149	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(a) (Cost $14,682,149)	14,682,149
Total Investments 100.0% (Cost $1,108,637,926)		1,212,593,316
Liabilities Less Other Assets (0.0)%(b)		(375,597)
Net Assets 100.0%		$1,212,217,719

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited) (cont’d)
*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2022.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,197,911,167	$—	$—	$1,197,911,167
Short-Term Investments	—	14,682,149	—	14,682,149
Total Investments	$1,197,911,167	$14,682,149	$—	$1,212,593,316

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 97.5%
Airlines 1.5%
32,098	Allegiant Travel Co.*	$4,797,046
Auto Components 1.2%
37,180	Dorman Products, Inc.*	3,757,039
Banks 6.3%
81,027	Pinnacle Financial Partners, Inc.	6,597,218
180,981	Seacoast Banking Corp. of Florida	6,196,790
62,748	Texas Capital Bancshares, Inc.*	3,547,144
81,980	Webster Financial Corp.	4,024,398
		20,365,550
Beverages 1.3%
42,671	MGP Ingredients, Inc.(a)	4,133,113
Biotechnology 10.6%
423,452	Amicus Therapeutics, Inc.*	3,226,704
38,235	Apellis Pharmaceuticals, Inc.*	1,584,841
122,383	Arcutis Biotherapeutics, Inc.*	2,555,357
77,677	Arrowhead Pharmaceuticals, Inc.*	2,591,305
19,739	Beam Therapeutics, Inc.*	694,418
45,857	CareDx, Inc.*	1,153,304
106,210	Fate Therapeutics, Inc.*	2,453,451
148,245	Halozyme Therapeutics, Inc.*	6,816,305
77,625	Insmed, Inc.*	1,460,902
17,848	Intellia Therapeutics, Inc.*	823,507
28,622	Karuna Therapeutics, Inc.*	2,985,847
134,700	MaxCyte, Inc.*(a)	620,967
66,818	Natera, Inc.*	2,451,552
57,067	Turning Point Therapeutics, Inc.*	2,018,460
124,088	Xencor, Inc.*	2,770,885
		34,207,805
Building Products 0.9%
103,770	Zurn Water Solutions Corp.	2,990,651
Chemicals 1.6%
157,721	Livent Corp.*	5,013,951
Commercial Services & Supplies 2.8%
59,945	Casella Waste Systems, Inc. Class A*	4,290,863
35,938	Tetra Tech, Inc.	4,850,552
		9,141,415
Communications Equipment 2.1%
131,830	Calix, Inc.*	4,869,800
Number of Shares		Value
Communications Equipment – cont'd
198,987	Harmonic, Inc.*	$ 1,916,245
		6,786,045
Construction & Engineering 2.6%
240,668	API Group Corp.*	4,199,657
16,478	Valmont Industries, Inc.	4,230,726
		8,430,383
Containers & Packaging 1.5%
214,533	Graphic Packaging Holding Co.	4,775,505
Diversified Consumer Services 1.0%
330,759	OneSpaWorld Holdings Ltd.*	3,109,135
Electrical Equipment 0.9%
22,529	Regal Rexnord Corp.	2,814,999
Electronic Equipment, Instruments & Components 1.8%
91,807	II-VI, Inc.*	5,737,937
Food & Staples Retailing 1.5%
110,992	Performance Food Group Co.*	4,810,393
Food Products 1.0%
235,575	Utz Brands, Inc.	3,298,050
Health Care Equipment & Supplies 5.0%
121,138	Axonics, Inc.*	6,056,900
23,276	CONMED Corp.	2,706,766
79,550	NuVasive, Inc.*	4,566,966
129,964	Outset Medical, Inc.*	2,833,215
		16,163,847
Health Care Providers & Services 5.7%
25,852	Amedisys, Inc.*	2,996,506
55,409	HealthEquity, Inc.*	3,467,495
176,669	Option Care Health, Inc.*	5,363,671
309,345	R1 RCM, Inc.*	6,641,637
		18,469,309
Health Care Technology 0.6%
10,150	Inspire Medical Systems, Inc.*	1,794,824
Hotels, Restaurants & Leisure 5.4%
92,722	Boyd Gaming Corp.	5,449,272
15,981	Churchill Downs, Inc.	3,235,034
36,179	Marriott Vacations Worldwide Corp.	5,344,362

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
42,708	Texas Roadhouse, Inc.	$ 3,329,942
		17,358,610
Household Durables 1.4%
23,881	Helen of Troy Ltd.*	4,422,522
IT Services 0.5%
20,508	WNS Holdings Ltd. ADR*	1,492,367
Life Sciences Tools & Services 1.1%
25,011	Medpace Holdings, Inc.*	3,582,576
Machinery 1.7%
31,883	Chart Industries, Inc.*	5,607,582
Media 1.0%
65,825	Criteo SA ADR*	1,706,184
82,693	PubMatic, Inc. Class A*	1,648,898
		3,355,082
Oil, Gas & Consumable Fuels 7.2%
125,837	Antero Resources Corp.*	5,395,891
77,022	Denbury, Inc.*	5,633,389
249,373	Magnolia Oil & Gas Corp. Class A	6,885,189
88,285	Matador Resources Co.	5,376,556
		23,291,025
Professional Services 1.0%
35,387	Exponent, Inc.	3,198,631
Road & Rail 1.0%
16,725	Saia, Inc.*	3,304,693
Semiconductors & Semiconductor Equipment 9.2%
30,936	Ambarella, Inc.*	2,636,366
70,903	Impinj, Inc.*	3,318,970
122,163	Lattice Semiconductor Corp.*	6,354,919
34,083	Silicon Laboratories, Inc.*	5,083,820
39,441	SiTime Corp.*	8,400,933
26,572	Synaptics, Inc.*	3,935,845
		29,730,853
Number of Shares		Value
Software 11.4%
38,521	CyberArk Software Ltd.*	$ 5,350,567
99,681	Descartes Systems Group, Inc.*	5,916,067
34,908	Manhattan Associates, Inc.*	4,221,425
132,818	Paycor HCM, Inc.*(a)	3,256,697
84,640	Rapid7, Inc.*	5,998,437
77,486	Sprout Social, Inc. Class A*	3,946,362
159,144	Tenable Holdings, Inc.*	8,004,943
		36,694,498
Specialty Retail 3.0%
84,844	Academy Sports & Outdoors, Inc.	2,843,122
14,286	Lithia Motors, Inc.	4,349,658
96,600	Petco Health & Wellness Co., Inc.*	1,541,736
53,720	Warby Parker, Inc. Class A*	912,166
		9,646,682
Trading Companies & Distributors 3.7%
95,641	Air Lease Corp.	3,597,058
95,732	H&E Equipment Services, Inc.	3,412,846
37,660	WESCO Int'l, Inc.*	4,729,343
		11,739,247
Total Common Stocks (Cost $340,539,975)		314,021,365

Short-Term Investments 2.2%
Investment Companies 2.2%
6,215,376	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.74%(b)	6,215,376
846,107	State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(b)(c)	846,107
Total Short-Term Investments (Cost $7,061,483)		7,061,483
Total Investments 99.7% (Cost $347,601,458)		321,082,848
Other Assets Less Liabilities 0.3%		829,689
Net Assets 100.0%		$321,912,537

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2022. Total value of all such securities at May 31, 2022 amounted to $834,776 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$314,021,365	$—	$—	$314,021,365
Short-Term Investments	—	7,061,483	—	7,061,483
Total Investments	$314,021,365	$7,061,483	$—	$321,082,848

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2022
Investments in Securities:
Rights(1)	$143	$—	$160	$(17)	$—	$(286)	$—	$—	$—	$—
Total	$143	$—	$160	$(17)	$—	$(286)	$—	$—	$—	$—
(1) At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer. The Fund no longer held these investments at May 31, 2022.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 99.3%
Auto Components 2.3%
329,238	Aptiv PLC*	$34,978,245
Banks 3.0%
347,055	JPMorgan Chase & Co.	45,891,083
Capital Markets 3.0%
439,941	Intercontinental Exchange, Inc.	45,045,559
Chemicals 1.9%
110,414	Sherwin-Williams Co.	29,595,369
Communications Equipment 0.9%
136,878	Arista Networks, Inc.*	13,999,882
Electrical Equipment 2.2%
1,303,280	Vestas Wind Systems A/S	33,299,243
Electronic Equipment, Instruments & Components 1.9%
83,904	Zebra Technologies Corp. Class A*	28,375,494
Food & Staples Retailing 2.1%
69,371	Costco Wholesale Corp.	32,342,148
Health Care Equipment & Supplies 7.4%
175,799	Becton, Dickinson & Co.	44,969,384
156,008	Danaher Corp.	41,158,031
38,398	Embecta Corp.*	951,502
255,408	Medtronic PLC	25,579,111
		112,658,028
Health Care Providers & Services 7.6%
307,507	AmerisourceBergen Corp.	47,599,008
252,399	Cigna Corp.	67,716,128
		115,315,136
Hotels, Restaurants & Leisure 3.3%
2,238,224	Compass Group PLC	50,132,350
Household Products 2.6%
503,540	Colgate-Palmolive Co.	39,683,987
Number of Shares		Value
Insurance 3.9%
502,004	Progressive Corp.	$59,929,238
Interactive Media & Services 5.0%
33,722	Alphabet, Inc. Class A*	76,725,643
IT Services 12.8%
87,474	Accenture PLC Class A	26,107,490
612,887	Cognizant Technology Solutions Corp. Class A	45,782,659
249,334	Fiserv, Inc.*	24,978,280
530,611	GoDaddy, Inc. Class A*	39,822,355
165,457	MasterCard, Inc. Class A	59,212,097
		195,902,881
Machinery 3.5%
344,384	Otis Worldwide Corp.	25,622,170
238,935	Stanley Black & Decker, Inc.	28,359,195
		53,981,365
Media 5.5%
1,177,388	Comcast Corp. Class A	52,134,741
1,746,652	Warner Bros Discovery, Inc.*	32,225,729
		84,360,470
Multi-Utilities 2.4%
2,464,458	National Grid PLC	36,364,969
Pharmaceuticals 2.4%
106,407	Roche Holding AG	36,208,554
Professional Services 2.2%
550,295	CoStar Group, Inc.*	33,534,977
Road & Rail 2.2%
1,074,089	CSX Corp.	34,145,289
Semiconductors & Semiconductor Equipment 4.7%
408,271	Texas Instruments, Inc.	72,165,982
Software 7.4%
63,926	Intuit, Inc.	26,494,770
316,815	Microsoft Corp.	86,132,494
		112,627,264
Specialty Retail 3.4%
270,582	Advance Auto Parts, Inc.	51,372,699

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 2.2%
228,805	Apple, Inc.	$34,055,336
Trading Companies & Distributors 3.5%
37,037	United Rentals, Inc.*	11,043,692
86,181	W.W. Grainger, Inc.	41,976,180
		53,019,872

Total Common Stocks (Cost $938,366,899)		1,515,711,063
Short-Term Investments 0.7%
Principal Amount
Certificates of Deposit 0.0%(a)
$100,000	Carver Federal Savings Bank, 0.05%, due 6/23/2022	100,000
250,000	Self Help Credit Union, 0.10%, due 8/16/2022	250,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Federal Credit Union, 0.10%, due 6/10/2022	$ 250,000
Total Certificates of Deposit (Cost $600,000)		600,000
Number of Shares
Investment Companies 0.7%
9,766,638	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(b)	9,766,638
Total Short-Term Investments (Cost $10,366,638)		10,366,638
Total Investments 100.0% (Cost $948,733,537)		1,526,077,701
Liabilities Less Other Assets (0.0)%(a)		(683,503)
Net Assets 100.0%		$1,525,394,198

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited) (cont’d)
POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,359,705,947	89.1%
United Kingdom	86,497,319	5.6%
Switzerland	36,208,554	2.4%
Denmark	33,299,243	2.2%
Short-Term Investments and Other Liabilities—Net	9,683,135	0.7%
	$1,525,394,198	100.0%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,515,711,063	$—	$—	$1,515,711,063
Short-Term Investments	—	10,366,638	—	10,366,638
Total Investments	$1,515,711,063	$10,366,638	$—	$1,526,077,701

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
May 31, 2022
Number of Shares		Value
Common Stocks 98.6%
Auto Components 2.7%
1,409	Aptiv PLC*	$149,692
Building Products 3.9%
1,533	Trane Technologies PLC	211,646
Chemicals 3.2%
1,064	Ecolab, Inc.	174,400
Communications Equipment 4.3%
1,083	Motorola Solutions, Inc.	237,978
Containers & Packaging 10.1%
3,011	Ball Corp.	213,450
15,431	Graphic Packaging Holding Co.	343,494
		556,944
Electric Utilities 1.8%
1,276	NextEra Energy, Inc.	96,580
Electrical Equipment 0.5%
989	Sunrun, Inc.*	25,833
Electronic Equipment, Instruments & Components 4.2%
2,518	II-VI, Inc.*	157,375
1,106	Trimble, Inc.*	75,263
		232,638
Food Products 2.9%
3,922	Simply Good Foods Co.*	156,723
Health Care Equipment & Supplies 6.2%
219	ABIOMED, Inc.*	57,750
4,201	Boston Scientific Corp.*	172,283
215	Danaher Corp.	56,721
175	DexCom, Inc.*	52,140
		338,894
Health Care Providers & Services 6.8%
1,201	HCA Healthcare, Inc.	252,690
973	Universal Health Services, Inc. Class B	121,246
		373,936
Household Products 1.8%
687	Clorox Co.	99,862
Number of Shares		Value
Independent Power and Renewable Electricity Producers 3.9%
5,975	Brookfield Renewable Corp. Class A	$216,175
Internet & Direct Marketing Retail 0.3%
217	Etsy, Inc.*	17,603
IT Services 1.1%
694	PayPal Holdings, Inc.*	59,136
Machinery 9.8%
454	Deere & Co.	162,432
4,570	Evoqua Water Technologies Corp.*	162,646
2,220	Pentair PLC	111,378
1,067	Wabtec Corp.	100,789
		537,245
Media 2.7%
115	Cable One, Inc.	149,857
Mortgage Real Estate Investment Trusts 1.2%
1,756	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66,851
Personal Products 1.7%
3,448	BellRing Brands, Inc. Class A*	90,165
Pharmaceuticals 11.9%
729	Eli Lilly & Co.	228,498
1,575	Merck & Co., Inc.	144,947
2,873	Organon & Co.	109,059
3,277	Pfizer, Inc.	173,812
		656,316
Professional Services 2.9%
918	Verisk Analytics, Inc.	160,577
Road & Rail 8.0%
2,328	Canadian Pacific Railway Ltd.	166,312
7,084	CSX Corp.	225,201
2,856	Lyft, Inc. Class A*	50,494
		442,007
Semiconductors & Semiconductor Equipment 3.3%
576	First Solar, Inc.*	40,671
1,239	ON Semiconductor Corp.*	75,183
248	SolarEdge Technologies, Inc.*	67,652
		183,506

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited) (cont’d)
Number of Shares		Value
Software 3.4%
534	DocuSign, Inc.*	$ 44,808
305	Tyler Technologies, Inc.*	108,525
1,025	Varonis Systems, Inc.*	33,897
		187,230
Total Common Stocks (Cost $5,778,292)		5,421,794

Short-Term Investments 0.9%
Investment Companies 0.9%
49,868	State Street Institutional Treasury Money Market Fund Premier Class, 0.67%(a) (Cost $49,868)	49,868
Total Investments 99.5% (Cost $5,828,160)		5,471,662
Other Assets Less Liabilities 0.5%		28,871
Net Assets 100.0%		$5,500,533

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2022.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited) (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2022:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,421,794	$—	$—	$5,421,794
Short-Term Investments	—	49,868	—	49,868
Total Investments	$5,421,794	$49,868	$—	$5,471,662

#	The Schedule of Investments provides information on the industry or sector categorization.

^	A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2022
Notes to Schedule of Investmentsß Equity Funds (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund ("Guardian"), Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, warrants, convertible bonds, master limited partnerships and limited partnerships, and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Investments for Neuberger Berman Guardian Fund

Notes to Schedule of Investmentsß Equity Funds (Unaudited) (cont’d)
Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the Investment company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Guardian formed NB A24 Guardian Blocker LLC (the “Blocker”), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Guardian and
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Investments for Neuberger Berman Guardian Fund

Notes to Schedule of Investmentsß Equity Funds (Unaudited) (cont’d)
Guardian will remain its sole member. As of May 31, 2022, the value of Guardian’s investment in the Blocker was as follows:

Investment in Blocker	Percentage of Net Assets
$918,582	0.1%
Other Matters:

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

Russia's Invasion of Ukraine: Russia's invasion of Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia's actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have had, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund's investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßConsolidated Notes to Investments for Neuberger Berman Guardian Fund

Notes to Schedule of Investments Equity Funds (Unaudited) (cont'd)
Legend
Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.